                                                      Registration No. 333-52617

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 30, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Last Survivor Flexible Premium Variable
    Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after December 30,
1999


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                       CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                       CAPTION IN PROSPECTUS

  1................................................Nationwide Life Insurance
  .................................................Company
                                                   The Variable Account
  2................................................Nationwide Life Insurance
                                                   Company
  3................................................Custodian of Assets
  4................................................Distribution of The Policies
  5................................................The Variable Account
  6................................................Not Applicable
  7................................................Not Applicable
  8................................................Not Applicable
  9................................................Legal Proceedings
 10................................................Information About The
                                                   Policies; How The Cash Value
                                                   Varies; Right to Exchange for
                                                   a Fixed Benefit Policy;
                                                   Reinstatement; Other Policy
                                                   Provisions
 11................................................Investments of The Variable
                                                   Account
 12................................................The Variable Account
 13................................................Policy Charges
                                                   Reinstatement
 14................................................Underwriting and Issuance -
                                                   Premium Payments
                                                   Minimum Requirements for
                                                   Issuance of a Policy
 15................................................Investments of the Variable
                                                   Account; Premium Payments
 16................................................Underwriting and Issuance -
                                                   Allocation of Cash Value
 17................................................Surrendering The Policy for
                                                   Cash
 18................................................Reinvestment
 19................................................Not Applicable
 20................................................Not Applicable
 21................................................Policy Loans
 22................................................Not Applicable
 23................................................Not Applicable
 24................................................Not Applicable
 25................................................Nationwide Life Insurance
                                                   Company
 26................................................Not Applicable
 27................................................Nationwide Life Insurance
                                                   Company

N-8B-2 ITEM......................................CAPTION IN PROSPECTUS

28...............................................Company Management
29...............................................Company Management
30...............................................Not Applicable
31...............................................Not Applicable
32...............................................Not Applicable
33...............................................Not Applicable
34...............................................Not Applicable
35...............................................Nationwide Life Insurance
                                                 Company
36...............................................Not Applicable
37...............................................Not Applicable
38...............................................Distribution of The Policies
39...............................................Distribution of The Policies
40...............................................Not Applicable
41(a)............................................Distribution of The Policies
42...............................................Not Applicable
43...............................................Not Applicable
44...............................................How The Cash Value Varies
45...............................................Not Applicable
46...............................................How The Cash Value Varies
47...............................................Not Applicable
48...............................................Custodian of Assets
49...............................................Not Applicable
50...............................................Not Applicable
51...............................................Summary of The Policies;
                                                 Information About The Policies
52...............................................Substitution of Securities
53...............................................Taxation of The Company
54...............................................Not Applicable
55...............................................Not Applicable
56...............................................Not Applicable
57...............................................Not Applicable
58...............................................Not Applicable
59...............................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

    Last Survivor Flexible Premium Variable Universal Life Insurance Policies

       Issued by Nationwide Life Insurance Company through its Nationwide
                             VLI Separate Account-4


                The date of this prospectus is December 30, 1999.


--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
   - American Century VP Income & Growth
   - American Century VP International
   - American Century VP Value


DREYFUS
   - Dreyfus Investment Portfolios - European Equity Portfolio
   - The Dreyfus Socially Responsible Growth Fund, Inc.
   - Dreyfus Stock Index Fund, Inc.
   - Dreyfus Variable Investment Fund - Capital Appreciation Portfolio


FEDERATED INSURANCE SERIES
   - Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   - VIP Equity-Income Portfolio: Service Class
   - VIP Growth Portfolio: Service Class
   - VIP High Income Portfolio: Service Class*
   - VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   - VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
   - VIP III Growth Opportunities Portfolio: Service Class


JANUS ASPEN SERIES (AVAILABLE JANUARY 27, 2000)
   - Capital Appreciation Portfolio: Service Shares
   - Global Technology Portfolio: Service Shares(1)
   - International Growth Portfolio: Service Shares

(1)UNIT OF THE JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES CANNOT BE MADE AVAILABLE FOR INVESTMENT UNIT THE LATER OF JANUARY 27, 2000 OR UNTIL THE REGISTRATION STATEMENT FOR THE JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES IS DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.


MORGAN STANLEY
   - Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio
   - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
   - Capital Appreciation Fund
   - Government Bond Fund
   - Money Market Fund
   - Total Return Fund
   - Nationwide Balanced Fund (subadviser: Salomon Brothers Asset Management, Inc.)
   - Nationwide Equity Income Fund (subadviser: Federated Investment Counseling)
   - Nationwide Global Equity Fund (subadviser: J.P. Morgan Investment Management Inc.)
   - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)

   - Nationwide Mid Cap Index Fund (formerly, "Nationwide Select Advisers Mid
     Cap

     Fund") (subadviser: The Dreyfus Corporation)

   - Nationwide Multi Sector Bond Fund* (subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited)
   - Nationwide Select Advisers Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.)
   - Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)

   - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Credit Suisse Asset Management, LLC.)

   - Nationwide Strategic Growth Fund (subadviser: Strong Capital Management
     Inc.)
   - Nationwide Strategic Value Fund (subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   - AMT Guardian Portfolio
   - AMT Mid-Cap Growth Portfolio
   - AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   - Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
   - Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth
     Fund")
   - Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")


ONE GROUP(R) INVESTMENT TRUST
   - One Group Investment Trust Balanced Portfolio (formerly Asset Allocation
     Fund)
   - One Group Investment Trust Bond Portfolio
   - One Group Investment Trust Diversified Equity Portfolio
   - One Group Investment Trust Diversified Mid Cap Portfolio
   - One Group Investment Trust Equity Index Portfolio
   - One Group Investment Trust Government Bond Portfolio
   - One Group Investment Trust Large Cap Growth Portfolio (formerly Large Company Growth Fund)
   - One Group Investment Trust Mid Cap Growth Portfolio (formerly Growth Opportunities Fund)
   - One Group Investment Trust Mid Cap Value Portfolio


VAN ECK WORLDWIDE INSURANCE TRUST
   - Worldwide Emerging Markets Fund
   - Worldwide Hard Assets Fund


WARBURG PINCUS TRUST
   - Growth & Income Portfolio
   - International Equity Portfolio (not available for policies issued on or after September 27, 1999)
   - Post-Venture Capital Portfolio (not available for policies issued on or after September 27, 1999)


*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.


In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


To obtain copies of any underlying mutual fund prospectus, please call:

                  1-800-547-7548
              TDD 1-800-238-3035
or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America Products can be found on the world-wide web at:

                              www.bestofamerica.com

This policy is NOT:
   - a bank deposit;
   - endorsed by a bank or government agency;
   - federally insured; or
   - available in every state.

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies. They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund. The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

AVERAGE ISSUE AGE- The arithmetic average of the ages of the two insureds at policy issuance.

BASIC COVERAGE- One of the two types of coverage that comprise the specified amount. The other type is supplemental coverage.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

IRS GUIDELINE LEVEL PREMIUM- The amount of level annual premium, calculated in accordance with the provisions of the Internal Revenue Code, guaranteed mortality and expense charges, and an interest rate of 4%.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM MONTHLY PREMIUM- The amount of premium that must be paid during the first three years of the Limited Death Benefit Guarantee period to keep the policy in force.

NATIONWIDE - Nationwide Life Insurance Company.

NET AMOUNT AT RISK- Net amount at risk is the death benefit minus the cash value calculated at the beginning of each policy month.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

SUPPLEMENTAL COVERAGE- One of the two types of coverage that comprise the specified amount. Supplemental coverage can never exceed 90% of the specified amount. Supplemental coverage is not available in New York or New Jersey.

VALUATION PERIOD - Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF POLICY EXPENSES.........................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................

SYNOPSIS OF THE POLICIES...........................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE ADVISORY SERVICES, INC..................

INVESTING IN THE POLICY............................
     The Variable Account and Underlying
         Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES.....................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Death Benefit Guarantees
     Pricing

POLICY CHARGES.....................................
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH...................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE............................

POLICY PROVISIONS..................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY............................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE....................................

POLICY LOANS.......................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.........................................

POLICY OWNER SERVICES..............................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION..........................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION................................

GRACE PERIOD.......................................
     Grace Period without Death Benefit Guarantees
     Lifetime Death Benefit Guarantee
     Limited Death Benefit Guarantee
     Reinstatement

TAX MATTERS........................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Policy Split Option Rider
     Description of Cash Value Accumulation
         Test and Guideline Premium Cash
         Value Corridor Test
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...............................

YEAR 2000 COMPLIANCE ISSUES........................

STATE REGULATION...................................

REPORTS TO POLICY OWNERS...........................

ADVERTISING........................................

LEGAL PROCEEDINGS..................................

EXPERTS............................................

REGISTRATION STATEMENT.............................

LEGAL OPINIONS.....................................

DISTRIBUTION OF THE POLICIES.......................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE....................................

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS..................................

APPENDIX B: ILLUSTRATIONS OF CASH VALUES,
   CASH SURRENDER VALUES, AND
   DEATH BENEFITS..................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks (see "Policy Charges").

Nationwide deducts a sales load and a premium expense charge from all premium payments. The sales load is guaranteed never to exceed 5.0% during the first ten policy years, and 1.5% thereafter. The premium expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").

Nationwide deducts the following charges monthly from the cash value of the policy (see "Policy Charges"):

- cost of insurance;
- cost of any additional benefits provided by riders to the policy;
- administrative expense charge(1); and
- mortality and expense risk charge(2).

(1)This amount of this charge is the sum of the per policy charge and the per $1,000 basic coverage charge (see "Monthly Administrative Charge").

(2)The mortality and expense risk charge is equal to an annual effective rate of 0.55% for policy years 1-10 and varies beginning with policy year 11 (see "Mortality and Expense Risk Charge").

For policies which are surrendered during the first 14 policy years, Nationwide deducts a surrender charge. However, if the average issue age is 75 or older, Nationwide will deduct a surrender charge only during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after expense reimbursement)



                                                   Management      Other                      Total Underlying
                                                      Fees        Expenses    12b-1 Fees    Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         0.70%         0.00%         0.00%             0.70%
American Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         1.47%         0.00%         0.00%             1.47%
American Century VP International
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -         1.00%         0.00%         0.00%             1.00%
American Century VP Value
------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity      1.00%         0.50%         0.00%             1.50%
Portfolio
------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund,        0.75%         0.05%         0.00%             0.80%
Inc.
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                       0.25%         0.01%         0.00%             0.26%
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital           0.75%         0.05%         0.00%             0.80%
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality       0.23%         0.47%         0.00%             0.70%1
Bond Fund II
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service       0.49%         0.08%         0.10%             0.67%
Class
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class        0.59%         0.06%         0.10%             0.75%
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service         0.58%         0.14%         0.10%             0.82%
Class
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class      0.74%         0.13%         0.10%             0.97%
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio:  Service       0.59%         0.06%         0.10%             0.75%
Class
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities                0.59%         0.10%         0.10%             0.79%
Portfolio:  Service Class
------------------------------------------------------------------------------------------------------------------




                                                    Management      Other                      Total Underlying
                                                       Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation            0.66%         0.04%         0.25%             0.95%
Portfolio: Service Shares2
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology               0.73%         0.30%         0.25%             1.28%
Portfolio: Service Shares3
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth            0.66%         0.09%         0.25%             1.00%
Portfolio: Service Shares2
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds,          0.27%         1.03%         0.00%              1.30%
Inc. - Emerging Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                       0.58%         0.22%         0.00%              0.80%
------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            0.44%         0.22%         0.00%              0.66%
------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               0.34%         0.21%         0.00%              0.55%
------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                               0.57%         0.21%         0.00%              0.78%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                        0.54%         0.36%         0.00%              0.90%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                   0.45%         0.50%         0.00%              0.95%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                   0.59%         0.61%         0.00%              1.20%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund Index          0.48%         0.47%         0.00%              0.95%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund (formerly,        0.15%         0.50%         0.00%              0.65%
NSAT Nationwide Select Advisers Mid Cap Fund)
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund               0.54%         0.36%         0.00%              0.90%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap            0.57%         0.73%         0.00%              1.30%
Growth Fund
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                 0.47%         0.58%         0.00%              1.05%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                   1.00%         0.25%         0.00%              1.25%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                0.20%         0.80%         0.00%              1.00%
------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                 0.52%         0.48%         0.00%              1.00%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT - Guardian Portfolio            0.85%         0.15%         0.00%              1.00%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT - Mid-Cap Growth Portfolio      0.85%         0.15%         0.00%              1.00%
------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT - Partners Portfolio            0.78%         0.06%         0.00%              0.84%
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.69%         0.02%         0.00%              0.71%
Oppenheimer Aggressive Growth Fund/VA
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.72%         0.03%         0.00%              0.75%
Oppenheimer Capital Appreciation Fund/VA
------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -                 0.74%         0.05%         0.00%              0.79%
Oppenheimer Main Street Growth & Income Fund/VA
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Balanced Portfolio        0.70%          0.30%         0.00%             1.00%
(formerly Asset Allocation Fund)
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Bond Portfolio            0.54%          0.21%         0.00%             0.75%
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Equity        0.67%          0.28%         0.00%             0.95%
Portfolio
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Diversified Mid Cap       0.17%          0.78%         0.00%             0.95%
Portfolio
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Equity Index              0.00%          0.55%         0.00%             0.55%
Portfolio
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Government Bond           0.42%          0.33%         0.00%             0.75%
Portfolio
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Large Cap Growth          0.65%          0.28%         0.00%             0.93%
Portfolio (formerly Large Company Growth Fund)
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Growth            0.65%          0.32%         0.00%             0.97%
Portfolio (formerly Growth Opportunities Fund)
------------------------------------------------------------------------------------------------------------------
One Group Investment Trust Mid Cap Value             0.42%          0.53%         0.00%             0.95%
Portfolio
------------------------------------------------------------------------------------------------------------------




                                                    Management      Other                      Total Underlying
                                                       Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        0.69%          0.61%         0.00%             1.30%
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide        1.00%          0.16%         0.00%             1.16%
Hard Assets Fund
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan            1.00%          0.08%         0.00%             1.08
Stanley Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Growth & Income Portfolio     0.51%          0.49%         0.00%             1.00%
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity          1.00%          0.33%         0.00%             1.33%
Portfolio
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital          1.08%          0.32%         0.00%             1.40%
Portfolio
------------------------------------------------------------------------------------------------------------------




(1)The Federated Insurance Series - Federated Quality Bond Fund II has a voluntary expense cap of 0.70%.


(2)These Funds are not available until January 17, 2000.


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



---------------------------------------------------- ------------- ----------- -------------- ----------------------
                                                      Management     Other                      Total Underlying
                                                         Fees       Expenses    12b-1 Fees    Mutual Fund Expenses
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Dreyfus Investment Portfolios - European Equity         1.00%        2.67%         0.00%              3.67%
Portfolio
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Fidelity VIP Equity-Income Portfolio: Service Class     0.49%        0.09%         0.10%              0.68%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Fidelity VIP Growth Portfolio: Service Class            0.59%        0.11%         0.10%              0.80%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Fidelity VIP Overseas Portfolio: Service Class          0.74%        0.17%         0.10%              1.01%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Fidelity VIP II Contrafund Portfolio: Service Class     0.59%        0.11%         0.10%              0.80%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Fidelity VIP III Growth Opportunities Portfolio:        0.59%        0.11%         0.10%              0.80%
Service Class
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Janus Aspen Series - Capital Appreciation               0.73%        0.04%         0.25%              1.02%
Portfolio: Service Shares
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Janus Aspen Series - Global Technology Portfolio:       0.75%        0.30%         0.25%              1.30%
Service Shares
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Janus Aspen Series - International Growth               0.72%        0.09%         0.25%              1.06%
Portfolio: Service Shares
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -      0.80%        1.25%         0.00%              2.05%
Emerging Markets Debt Portfolio
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Balanced Fund                           0.75%        0.36%         0.00%              1.11%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Equity Income Fund                      0.80%        0.50%         0.00%              1.30%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Global Equity Fund                      1.00%        0.61%         0.00%              1.61%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide High Income Bond Fund                   0.80%        0.47%         0.00%              1.27%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Mid Cap Index Fund (formerly, NSAT      0.50%        0.50%         0.00%              1.00%
Nationwide Select Advisers Mid Cap Fund)
---------------------------------------------------- ------------- ----------- -------------- ----------------------

                                       9



---------------------------------------------------- ------------- ----------- -------------- ----------------------
                                                      Management     Other                      Total Underlying
                                                         Fees       Expenses    12b-1 Fees    Mutual Fund Expenses
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Multi-Sector Bond Fund                  0.75%        0.36%         0.00%              1.11%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Select Advisers Small Cap Growth        1.10%        0.73%         0.00%              1.83%
Fund
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Small Cap Value Fund                    0.90%        0.58%         0.00%              1.48%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Strategic Growth Fund                   0.90%        0.80%         0.00%              1.70%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
NSAT Nationwide Strategic Value Fund                    0.90%        0.48%         0.00%              1.38%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
One Group Investment Trust Bond Fund                    0.60%        0.21%         0.00%              0.81%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
One Group Investment Trust Diversified Equity           0.74%        0.28%         0.00%              1.02%
Portfolio
---------------------------------------------------- ------------- ----------- -------------- ----------------------
One Group Investment Trust Diversified Mid Cap          0.74%        0.78%         0.00%              1.52%
Portfolio
---------------------------------------------------- ------------- ----------- -------------- ----------------------
One Group Investment Trust Equity Index Portfolio       0.30%        0.83%         0.00%              1.13%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
One Group Investment Trust Government Bond              0.45%        0.33%         0.00%              0.78%
Portfolio
---------------------------------------------------- ------------- ----------- -------------- ----------------------
One Group Investment Trust Mid Cap Value Portfolio      0.74%        0.53%         0.00%              1.27%
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide           1.00%        0.61%         0.00%              1.61%
Emerging Markets Fund
---------------------------------------------------- ------------- ----------- -------------- ----------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard      1.00%        0.20%         0.00%              1.20%
Assets Fund
---------------------------------------------------- ------------- ----------- -------------- ----------------------



SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on two insureds. Nationwide pays the death proceeds on the death of the last surviving insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insureds' lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value"). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges and neither death benefit guarantee is in effect (see "Grace Period").

PREMIUMS

The initial premium is shown on the policy data page. Additional premium payments may be made at any time while the policy is in force. Each premium payment must be at least $50.

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
- Policy Split Option; and
- Estate Protection.
These riders are not available in the State of New Jersey.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929. It is a member of the Nationwide group with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE ADVISORY SERVICES, INC.

The policies are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may, upon written request, transfer all sub-account cash values to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer. Nationwide will not assess a charge for this transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1) shares of a current underlying mutual fund option are no longer available for investment; or

2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Purchase payments will be allocated to the fixed account by election of the contract owner.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New purchase payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. At policy issuance, the policy owner selects the premium and specified amount, which consists of basic coverage and supplemental coverage, if any. The proportion of supplemental coverage is irrevocable. A policy owner can apply to increase or decrease the specified amount no more than once per policy year.

The minimum specified amount is $100,000. Supplemental coverage cannot exceed 90% of the specified amount.

Supplemental coverage differs from basic coverage in several respects: (1) supplemental coverage has lower cost of insurance rates, on a current basis; (2) supplemental coverage has no surrender charges; and (3) supplemental coverage has no monthly per unit charge, on a current basis. Supplemental coverage is not available for policies issued in the State of New York.

Policies may be issued to insureds at ages consistent with Nationwide's underwriting guidelines. Before issuing any policy, Nationwide requires satisfactory evidence of insurability which may include medical examinations.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while both insureds are still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

   - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

   - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

   - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

DEATH BENEFIT GUARANTEES

Lifetime Death Benefit Guarantee

The policy will not lapse if cumulative premiums, less any indebtedness and partial withdrawals are greater than or equal to cumulative Lifetime Death Benefit Guarantee premiums (see "Grace Period").

Limited Death Benefit Guarantee

The policy will not lapse during the Limited Death Benefit Guarantee period if cumulative premiums, less any indebtedness and partial withdrawals, are greater than or equal to cumulative Limited Death Benefit Guarantee premiums. The Limited Death Benefit Guarantee period runs from the policy date to the policy anniversary on or next following the younger insured's 75th birthday (see "Grace Period").

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                 - Independence Day
- Martin Luther King, Jr. Day    - Labor Day
- Presidents' Day                - Thanksgiving
- Good Friday                    - Christmas
- Memorial Day

Nationwide also will not price purchase payments if:

  (1) trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 5.0% of each premium payment during the first 10 policy years and 1.5% of each premium payment thereafter (5.0% in New Jersey). Currently, the sales load is 5.0% during the first 10 policy years and 0% thereafter.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge. In addition, the portion of the increase charges attributable to an increase in specified amount that reimburse Nationwide for distribution expenses will be added to the total sales load deduction.


TAX EXPENSE CHARGES

A charge equal to 3.5% is deducted from all premium payments, when the premium payment is received, in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes, which include premium or other taxes, imposed by various state and local jurisdiction as well as federal taxes imposed under
Section 848 of the Internal Revenue Code. These tax expenses to Nationwide consist of two components:

(1) a tax rate of 2.25% for state and local premium or other taxes; and

(2) a tax rate of 1.25% for federal taxes.

The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from these charges.


SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 14 policy years. However, if the average issue age is greater than or equal to age 75, Nationwide will deduct a surrender charge only during the first 9 policy years. The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum surrender charge varies by the issue ages, sexes, and underwriting classifications of the insureds and is calculated based on the initial basic coverage on the policy date.

The following table illustrates the maximum surrender charge per $1,000 of initial basic coverage for policies which are issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis (see "Appendix B:
Illustrations of Cash Values, Cash Surrender Values, and Death Benefits" for specific examples) based on $1 million specified amount.

               Maximum Surrender Charges
------------------------------------------------------
                             Per $1,000 of Initial
    Average Issue Age            Basic Coverage
------------------------------------------------------
          35/35                      $ 5.54
------------------------------------------------------
          45/45                        8.51
------------------------------------------------------
          55/55                       11.30
------------------------------------------------------
          65/65                       15.82
------------------------------------------------------
          75/75                       23.34
------------------------------------------------------

The surrender charge is comprised of two components:

  - an underwriting component; and

  - a sales component.

The underwriting component varies by average issue age in the following manner:

              Underwriting Component
--------------------------------------------------------
     Average Issue      Per $1,000 of Initial Basic
         Age                     Coverage
--------------------------------------------------------
        0-39                      $ 4.00
--------------------------------------------------------
       40-49                        6.00
--------------------------------------------------------
       50-59                        7.00
--------------------------------------------------------
       60-85                        8.00
--------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

  - processing applications;

  - conducting medical exams;

  - determining insurability and the insureds' underwriting class; and

  - establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies.

In no event will this component exceed 23.75% of the lesser of the SEC Guideline Level Premium required in the first year or the premiums actually paid in the first year.

The following table illustrates the maximum sales surrender charge per $1,000 of initial basic coverage based on a policy issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis.

               Maximum Sales Component
------------------------------------------------------
     Average Issue       Per $1,000 of Initial Basic
         Age                      Coverage
------------------------------------------------------
        35/35                      $1.54
------------------------------------------------------
        45/45                       2.51
------------------------------------------------------
        55/55                       4.30
------------------------------------------------------
        65/65                       7.82
------------------------------------------------------
        75/75                      15.34
------------------------------------------------------

Nationwide does not expect to profit from the surrender charge. The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are born by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

The surrender charge does not apply to increases or decreases in specified amount.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

                 Surrender Charge
   as a Percentage of Initial Surrender Charge
------------------------------------------------------
 Policy Year    Average Issue       Average Issue Age
               Age Less Than 75       75 or Greater
------------------------------------------------------
      1              100%               100%
------------------------------------------------------
      2              100%               100%
------------------------------------------------------
      3              100%                90%
------------------------------------------------------
      4              95%                 80%
------------------------------------------------------
      5              90%                 70%
------------------------------------------------------
      6              85%                 60%
------------------------------------------------------
      7              80%                 45%
------------------------------------------------------
      8              75%                 30%
------------------------------------------------------
      9              70%                 15%
------------------------------------------------------
     10              65%                  0%
------------------------------------------------------
     11              60%                  0%
------------------------------------------------------
     12              45%                  0%
------------------------------------------------------
     13              30%                  0%
------------------------------------------------------
     14              15%                  0%
------------------------------------------------------
     15+              0%                  0%
------------------------------------------------------

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge reflects the anticipated mortality of both insureds and the fact that the death benefit is not payable until the death of the last surviving insured.

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, as calculated at the beginning of each policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts a monthly administrative expense charge proportionately from the cash value in each sub-account and the fixed account. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge.

Currently, this charge is the sum of the per policy charge and the per $1,000 basic coverage charge as set forth below:

------------------------------------------------------
Policy        Per Policy  Per $1,000 Basic Coverage
Year(s)       Charge      Charge
------------------------------------------------------
1-10          $10.00      $0.04
                          but not less than $20 or
                          more than $80 per policy
------------------------------------------------------
11+           $5.00       $0.02
                          but not less than $10 or
                          more than $40 per policy
------------------------------------------------------

The charge for years 11+ may be increased at Nationwide's sole discretion, but may not exceed the charge for years 1-10.

After a change in specified amount, the per $1000 basic coverage charge portion of the monthly administrative expense charge is based on the new basic coverage in effect.

For policies issued in the State of New York, the per policy charge portion is equal to $7.50 per month in all years, both currently and guaranteed. The monthly per $1,000 basic coverage charge portion in New York is $0.04 per $1,000 in the first year only, subject to a minimum of $20 and a maximum of $80 per policy, currently and guaranteed, and $0 thereafter.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that both insureds may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge is equivalent to an annual effective rate of 0.55% for policy years 1-10. This charge varies starting at the beginning of policy year 11, depending on the variable account value, as described in the table that follows.

---------------------------- ----------------------------
 Variable Account Value at    Mortality and Expense Risk
  the Beginning of Policy          Charge for Years
          Year 11                        11+
---------------------------- ----------------------------
     less than $25,000                  0.55%
---------------------------- ----------------------------
    $25,000 to $99,999                  0.35%
---------------------------- ----------------------------
     $100,000 or more                   0.20%
---------------------------- ----------------------------

Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. In the State of New York, the annual effective rate is 0.55% in years 1-10 and 0.35% beginning in year 11, regardless of variable account value.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide, (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

   - the number of insureds;

   - the total premium expected to be paid;

   - total assets under management for the policy owner;

   - the nature of the relationship among individual insureds;

   - the purpose for which the policies are being purchased;

   - the expected persistency of individual policies; and

   - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

  1) the minimum partial surrender is $500;

  2) partial surrenders may not reduce the specified amount below the minimum issue amount ($100,000);

  3) the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

  4) after the partial surrender, the policy continues to qualify as life insurance.

Nationwide reserves the right to limit the number of partial surrenders in each policy year.

When a partial surrender is made, the cash value is reduced by the amount of the partial surrender. Also, under death benefit Option 1, the specified amount is reduced by the amount of the partial surrender. The basic and supplemental specified amounts are reduced proportionally.

Partial surrenders will be first deducted from the values in the sub-accounts. Partial surrenders will be deducted from the fixed account only to the extent that insufficient values are available in the sub-accounts.

Nationwide reserves the right to deduct a fee for each partial surrender. The fee will not be more than the lesser of $25 or 2% of the amount of the partial surrender. On a current basis, Nationwide does not deduct this fee.

Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders plus or minus any investment results, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While either insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while either insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner dies before both insureds, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while either insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases an insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives both insureds, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Any approved change will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the application for the change. Basic and supplemental coverage will change proportionally.

Nationwide reserves the right to limit the number of specified amount changes to one each policy year.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

  1. satisfactory evidence of insurability must be provided for both insureds;

  2. the increase must be for a minimum of $10,000; and

  3. age limits are the same as for a new issue.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any such decrease shall reduce insurance in the following order:

  1. against insurance provided by the most recent increase;

  2. against the next most recent increases successively; and

  3. against insurance provided under the original application.

Nationwide will refuse a request for a decrease which would:

  1. reduce the specified amount to less than the minimum issue amount; or

  2. disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Nationwide does not currently assess any charge for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. Nationwide reserves the right to assess a charge for such taxes if Nationwide determines that such taxes will be incurred.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

  - Transfers between the fixed account and the variable account may not be made in the first policy year.

  - Transfers between the fixed account and the variable account may be made once per policy year.

  - Transfers among sub-accounts may be made once per valuation date.

  - Nationwide reserves the right to restrict the amount transferred from the fixed account to 25% of the cash value in the fixed account. Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement.

  - Nationwide reserves the right to restrict the amount transferred to the fixed account to 25% of the cash value.

The policy owner's cash value in each sub-account will be determined as of the date Nationwide receives the transfer request in good order.

Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

   - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

   - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy be returning it by the latest of:

    - 10 days after receiving the policy;

    - 45 days after signing the application; or

    - 10 days after Nationwide delivers a Notice of Right to Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value, less any surrender charges. Maximum policy indebtedness in Texas is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less any surrender charges and less interest due on the next policy anniversary. The cash value less surrender charge is determined as of the loan date. Nationwide will not grant a loan for an amount less than $1,000. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on policy loans is 6.0%.

On a current basis, cash value in the policy loan account is credited with an annual effective rate of 5.1% during policy years 2 through 10 and an annual effective rate of 6% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the rate is guaranteed never to be lower than 5.1%.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While either insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: Federated Insurance Series - Federated Quality Bond Fund II; Fidelity VIP High Income Portfolio; NSAT Government Bond Fund; NSAT Nationwide High Income Bond Fund; and the NSAT Money Market Fund.

The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects premium and the specified amount, which consists of the basic coverage and the supplemental coverage, if any (see "Underwriting and Issuance").

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner chooses one of two death benefit options.

OPTION 1: the death benefit will be the greater of the specified amount or the applicable percentage of cash value (see below). Under OPTION 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance, and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations in Appendix B.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value. Under OPTION 2, the amount of the death benefit will vary directly with the investment performance.

The term "applicable percentage" means the percentage shown in the "Applicable Percentage of Cash Value Table." The applicable percentage depends on whether the policy owner elected the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. The following tables illustrate applicable percentages:

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                  TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE


---------------------------------------------------------------------------------------------------------------------
  Attained Age of      Percentage of     Attained Age of   Percentage of Cash   Attained Age of     Percentage of
  Younger Insured       Cash Value       Younger Insured          Value         Younger Insured       Cash Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
       0-40                 250%                60                130%                 80                105%
---------------------------------------------------------------------------------------------------------------------
         41                 243%                61                128%                 81                105%
---------------------------------------------------------------------------------------------------------------------
         42                 236%                62                126%                 82                105%
---------------------------------------------------------------------------------------------------------------------
         43                 229%                63                124%                 83                105%
---------------------------------------------------------------------------------------------------------------------
         44                 222%                64                122%                 84                105%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
         45                 215%                65                120%                 85                105%
---------------------------------------------------------------------------------------------------------------------
         46                 209%                66                119%                 86                105%
---------------------------------------------------------------------------------------------------------------------
         47                 203%                67                118%                 87                105%
---------------------------------------------------------------------------------------------------------------------
         48                 197%                68                117%                 88                105%
---------------------------------------------------------------------------------------------------------------------
         49                 191%                69                116%                 89                105%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
         50                 185%                70                115%                 90                105%
---------------------------------------------------------------------------------------------------------------------
         51                 178%                71                113%                 91                104%
---------------------------------------------------------------------------------------------------------------------
         52                 171%                72                111%                 92                103%
---------------------------------------------------------------------------------------------------------------------
         53                 164%                73                109%                 93                102%
---------------------------------------------------------------------------------------------------------------------
         54                 157%                74                107%                 94                101%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
         55                 150%                75                105%                 95                101%
---------------------------------------------------------------------------------------------------------------------
         56                 146%                76                105%                 96                101%
---------------------------------------------------------------------------------------------------------------------
         57                 142%                77                105%                 97                101%
---------------------------------------------------------------------------------------------------------------------
         58                 138%                78                105%                 98                101%
---------------------------------------------------------------------------------------------------------------------
         59                 134%                79                105%                 99                101%
---------------------------------------------------------------------------------------------------------------------
                                                                                      100                100%
---------------------------------------------------------------------------------------------------------------------

                          CASH VALUE ACCUMULATION TEST

The Cash Value Accumulation Test also requires the death benefit to exceed an applicable percentage of the cash value. These applicable percentages are the net inverses of net single premiums based on an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. These premiums vary with the ages, sexes, and risk classifications of the insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.


---------------------------------------------------------------------------------------------------------------------
       Policy          Percentage of          Policy       Percentage of Cash        Policy         Percentage of
        Year             Cash Value            Year               Value               Year            Cash Value
---------------------------------------------------------------------------------------------------------------------
         1                  302%                16                174%                 31                121%
---------------------------------------------------------------------------------------------------------------------
         2                  290%                17                169%                 32                119%
---------------------------------------------------------------------------------------------------------------------
         3                  279%                18                164%                 33                118%
---------------------------------------------------------------------------------------------------------------------
         4                  269%                19                159%                 34                116%
---------------------------------------------------------------------------------------------------------------------
         5                  259%                20                154%                 35                115%
---------------------------------------------------------------------------------------------------------------------
         6                  249%                21                150%                 36                113%
---------------------------------------------------------------------------------------------------------------------
         7                  240%                22                146%                 37                112%
---------------------------------------------------------------------------------------------------------------------
         8                  231%                23                142%                 38                111%
---------------------------------------------------------------------------------------------------------------------
         9                  223%                24                139%                 39                110%
---------------------------------------------------------------------------------------------------------------------
         10                 215%                25                136%                 40                108%
---------------------------------------------------------------------------------------------------------------------
         11                 207%                26                133%                 41                107%
---------------------------------------------------------------------------------------------------------------------
         12                 200%                27                130%                 42                106%
---------------------------------------------------------------------------------------------------------------------
         13                 193%                28                127%                 43                104%
---------------------------------------------------------------------------------------------------------------------
         14                 186%                29                125%                 44                103%
---------------------------------------------------------------------------------------------------------------------
         15                 180%                30                123%                 45                102%
---------------------------------------------------------------------------------------------------------------------



CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may change the death benefit option. If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Basic coverage and supplemental coverage will be decreased proportionally. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value. Basic coverage and supplemental coverage will be increased proportionally.

Evidence of insurability is not required for a change from Option 2 to Option 1. Nationwide reserves the right to require evidence of insurability for a change from Option 1 to Option 2.

The effective date of the change will be the monthly anniversary date on or next following the date Nationwide approves the request for change. Only one change of option is permitted per policy year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the policy as a life insurance contract.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the death of the last surviving insured will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the lifetimes of both insureds for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the lifetimes of both insureds for 2 years from its effective date.

ERROR IN AGE OR SEX
If the age or sex of either insured has been misstated, the affected benefits will be adjusted by the ratio of the last monthly cost of insurance deducted to the monthly cost of insurance that would have been deducted based on the true age and sex of each insured.

SUICIDE

If either insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness, and less any partial surrenders. If either insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may at any time upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

GRACE PERIOD WITHOUT DEATH BENEFIT GUARANTEES

If the surrender value on a monthly anniversary day is not sufficient to cover the current monthly deduction, and no death benefit guarantee is in effect, a grace period will be allowed for the payment of a premium of at least 4 times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period at the last known address stating the amount of premium required to keep the policy from lapsing.

The grace period will end 61 days after the later of the day Nationwide mails the notice or the monthly anniversary date when the surrender value was insufficient. If the required amount is not paid by the end of the grace period, this policy will terminate without value. Nationwide will pay the death proceeds if the death proceeds become payable during the grace period.

LIFETIME DEATH BENEFIT GUARANTEE

The policy will not lapse if on each monthly anniversary date, (1) is greater than or equal to (2), where:

1. is the sum of all premiums paid to date less any indebtedness and less any previous partial surrenders; and

2. is the sum of the Lifetime Death Benefit Guarantee premiums due since the policy date including such premium for the current monthly anniversary date.

The Lifetime Death Benefit Guarantee is not permanently lost when premium payments fall below those required to maintain this benefit. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in specified amount would increase or decrease the minimum guaranteed amount, respectively.

The Lifetime Death Benefit Guarantee premium is shown on the policy data page. The Lifetime Death Benefit Guarantee premium is the same as the IRS Guideline Level Premium.

LIMITED DEATH BENEFIT GUARANTEE

During the Limited Death Benefit Guarantee period, the policy will not lapse if on each monthly anniversary date (1) is greater than or equal to (2), where:

   1. is the sum of all premiums paid to date less any indebtedness and less any previous partial surrenders; and

   2. is the sum of the Limited Death Benefit Guarantee premiums due since the policy date including such premium for the current monthly anniversary date.

The Limited Death Benefit Guarantee is not permanently lost when premium payments fall below those required to maintain this benefit. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in specified amount would increase or decrease the minimum guaranteed amount, respectively.

The Limited Death Benefit Guarantee period runs from the policy date to the policy anniversary on or next following the younger insured's 75th birthday.

The Limited Death Benefit Guarantee premium is shown on the policy data page. For the first three policy years, the required premium is calculated from the minimum monthly premium associated with the actual issue age, sex and underwriting class. For policy years four and over, the required premium is the percentage of the IRS Guideline Level Premium shown below.


                                   AVERAGE OF INSUREDS ISSUE AGES UNDER OPTION 1
                    ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
   POLICY SIZE         0-39        40-45         46          47          48           49        50-59        60+
                    ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
      (000)
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
     100-249            50          50           52          54          56           58          60          60
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
     250-499            50          50           52          54          56           58          60          60
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
       500+             50          50           52          4           56           58          60          60
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

                                   AVERAGE OF INSUREDS ISSUE AGES UNDER OPTION 2*
                    ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
   POLICY SIZE         0-39        40-45         46          47          48           49        50-59        60+
                    ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
      (000)
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
     100-249            20          20           20          21          22           23          24          24
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
     250-499            20          20           20          21          22           23          24          24
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------

------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------
       500+             20          20           20          21          22           23          24          24
------------------- ----------- ------------ ----------- ----------- ------------ ----------- ----------- -----------


*Shown as a percentage of the Option 2 IRS Guideline Level Premium.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy lapses. The policy owner may reinstate the policy provided both insureds are alive on the date of reinstatement by:

   1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

   2) providing evidence of insurability of both insureds satisfactory to Nationwide;

   3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

   4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

   5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

   1) The cash value at the end of the grace period; or

   2) The surrender charge for the policy year in which the policy was reinstated.

Unless the policy owner has provided otherwise, all amounts will be allocated based on the underlying mutual fund allocation factors in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1999, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the last surviving insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer identification number, or an incorrect Taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF POLICY SPLIT OPTION RIDER

The Policy Split Option Rider permits a policy to be split into two other single life insurance contracts upon the occurrence of a divorce of the joint insureds or certain other changes in federal estate tax.

A policy split could have adverse tax consequences. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal Revenue

Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. Additionally, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before the policy owner exercises rights provided by the Policy Split Option Rider, it is important that a tax adviser be consulted regarding the possible consequences of a policy split.

DESCRIPTION OF CASH VALUE ACCUMULATION TEST AND GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The Cash Value Accumulation Test generally requires that under the terms of a life insurance policy, the death benefit must be sufficient so that the cash surrender value, as defined in Section 7702(f)(2), does not at any time exceed the net single premium required to fund the future benefits under the policy. The net single premium under the policy will vary according to the age, sex and underwriting classification of the insureds.

Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the account value at all times. A table containing the applicable percentage of cash value can be found in the "How the Death Benefit Varies" section.

The Guideline Premium/Cash Value Corridor Test requires that the sum of the premiums paid into the policy does not at any time exceed the guideline premium limitation. Additionally, a minimum corridor of death benefit in relation to account value must be maintained.

Policy owners who elect this test are given the option of electing either an Option 1 or Option 2 death benefit. Please refer to "How the Death Benefit Varies" for a detailed explanation.

The policy owners must make the election of death benefit qualification tests on the application. Once elected, the death benefit qualification test cannot be changed for the duration of the policy. If no option is designated, the Guideline Premium/Cash Value Corridor Test with an Option 1 death benefit will be assumed by Nationwide to have been selected.

Regardless of which test is selected, Nationwide will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under
Section 101 of the Internal Revenue Code.

The policy owner elects either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test in the application. This election is irrevocable.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. The shareholder services system that supports mutual fund products was fully deployed during the first quarter 1999. Conversion of existing traditional life policies to the new compliant system was completed by July 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide's facilities in Columbus, Ohio have been inventoried, assessed and tested as being Year 2000 compliant. Mission-critical systems supporting Nationwide's infrastructure such as telecommunications, voice and networks were renovated and brought into compliance as planned during the second quarter.


Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners utilizing electronic interfaces with Nationwide and processes have been put in place to allow Nationwide to accept data regardless of the format. Contingency plans were completed in the third quarter that will allow Nationwide to continue to send or receive data in the event of failures related to other exchanges of data.

In addition to resolving internal Year 2000 readiness issues, Nationwide is conducting a due diligence effort with significant external organizations, including mutual fund organizations, financial institutions and wholesale producers, to assess if they will be Year 2000 compliant. This involves communication and follow-up with critical business partners to determine if they will be in a position to continue doing business in the Year 2000 and beyond. To-date, 87% of our critical business partners have reported that they are compliant. Our communication efforts with the remaining business partners will continue until compliance is assured or until regulatory rulings indicate actions to be taken related to non-compliant firms. Contingency plans have been developed for mutual fund organizations, financial institutions and wholesale producers who may not become compliant prior to the end of 1999.


As part of its risk management strategy, Nationwide has identified risk scenarios including the identification of external risk factors that could cause business interruptions from Year 2000 related events. These risk scenarios include increased customer service volume, increased producer service volume, utility failures, technology failures and disruptions in business operations, finance and cash flow. Nationwide has completed its mitigation and contingency plans to address these risks that would, except for complete utility failure, permit uninterrupted service to customers and producers.


During 1998 and the first nine months of 1999 communications regarding Nationwide's Year 2000 readiness have been sent to all of our customers and producers, on several different occasions in the form of brochures, and literature included with statement stuffers and billings. This process will continue for the remainder of 1999.

Operating expenses in 1998 and 1997 include approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Expenditures for

Year 2000 projects for the first nine months of 1999 totaled $5.3 million. These expenses do not have an effect on the assets of the variable account and are not charged through to the annuitant.


Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. Nationwide intends to defend this lawsuit (now limited to the claims of the two named plaintiffs) vigorously.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NAS, is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

LEGAL OPINIONS

Legal matters in connection with the policies described herein are being passed upon by

Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NAS. NAS was organized as an Ohio corporation on April 8, 1965. NAS is a wholly owned subsidiary of Nationwide and a member of the NASD.

NAS acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

   - Nationwide Multi-Flex Variable Account
   - MFS Variable Account
   - Nationwide VLI Separate Account-2
   - Nationwide VLI Separate Account-3
   - Nationwide VLI Separate Account-4
   - Nationwide VLI Separate Account-5
   - Nationwide Variable Account
   - Nationwide Variable Account-II
   - Nationwide Variable Account-5
   - Nationwide Variable Account-6
   - Nationwide Variable Account-8
   - Nationwide Variable Account-9
   - Nationwide Variable Account-10
   - Nationwide VA Separate Account-A
   - Nationwide VA Separate Account-B
   - Nationwide VA Separate Account-C
   - Nationwide VL Separate Account-A
   - Nationwide VL Separate Account-B
   - Nationwide VL Separate Account-C
   - Nationwide VL Separate Account-D.

NAS also acts as principal underwriter for the following open-end management investment companies:

   - Nationwide Mutual Funds;
   - Nationwide Separate Account Trust;
   - Financial Horizons Investment Trust; and
   - Nationwide Asset Allocation Trust.

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by the General Distributor will not exceed 99% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NAS.


NATIONWIDE ADVISORY SERVICES, INC. DIRECTORS AND OFFICERS

------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                    President and Director
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                            Chairman of the Board of Directors and Chairman and Chief Executive
One Nationwide Plaza                                                 Officer and Director
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                               Executive Vice President - Chief Financial Officer and Director
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Paul J. Hondros                                                            Director
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                        Executive Vice President - Chief Investment Officer and Director
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                                Senior Vice President-Fixed Income Securities
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Charles S. Bath                                                  Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                                  Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
William G. Goslee                                                       Vice President
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
James F. Laird, Jr.                                           Vice President and General Manager
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                                   Vice President - Compliance
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Christopher A. Cray                                                       Treasurer
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Elizabeth A. Davin                                                   Assistant Secretary
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
David E. Simaitis                                                    Assistant Secretary
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------
Patricia J. Smith                                                    Assistant Secretary
One Nationwide Plaza
Columbus, OH  43215
------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

   - Nationwide Variable Account,
   - Nationwide Variable Account-II,
   - Nationwide Variable Account-3,
   - Nationwide Variable Account-4,
   - Nationwide Variable Account-5,
   - Nationwide Variable Account-6,
   - Nationwide Fidelity Advisor Variable Account,
   - Nationwide Variable Account-8,
   - Nationwide Variable Account-9,
   - Nationwide Variable Account-10,
   - MFS Variable Account,
   - Nationwide Multi-Flex Variable Account,
   - Nationwide VLI Separate Account,
   - Nationwide VLI Separate Account-2,
   - Nationwide VLI Separate Account-3,
   - Nationwide VLI Separate Account-4,
   - Nationwide VLI Separate Account-5,
   - NACo Variable Account,
   - Nationwide DC Variable Account and the
   - Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise.

Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.



DIRECTORS OF NATIONWIDE
------------------------------------- --------------------------- ----------------------------------------------------
DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR                       PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365
------------------------------------- --------------------------- ----------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------- --------------------------- ----------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, Ohio 45135
------------------------------------- --------------------------- ----------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------- --------------------------- ----------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 44691
------------------------------------- --------------------------- ----------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
------------------------------------- --------------------------- ----------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
------------------------------------- --------------------------- ----------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
------------------------------------- --------------------------- ----------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------- --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President-General Manager Southern
Suite 1600                                                        Customer Operations for U.S. Customer Operations,
2859 Paces Ferry Road                                             Xerox Corporation (2)
Atlanta, GA 30339
------------------------------------- --------------------------- ----------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
2769 Church Street                                                Cooperatives/Land Assistance Fund
East Point, Ga 30344
------------------------------------- --------------------------- ----------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------- --------------------------- ----------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
------------------------------------- --------------------------- ----------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------


------------------------------------- --------------------------- ----------------------------------------------------
   DIRECTORS OF THE DEPOSITOR
   NAME AND PRINCIPAL BUSINESS           POSITIONS AND OFFICES
             ADDRESS                        WITH DEPOSITOR                        PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------
Nancy C. Thomas                                Director           Farm Owner and Operator, Da-Ma-Lor Farms (1)
1733A Westwood Avenue
Alliance, OH 44601
------------------------------------- --------------------------- ----------------------------------------------------

(1) Principal occupation for last 5 years.
(2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF NATIONWIDE



-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                                             OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Dennis W. Click                                   Vice President - Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Phillip C. Gath                                   Senior Vice President and Chief Actuary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Senior Vice President - Chief Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Human Resources
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                                             OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Doublas C. Robinette                              Senior Vice President - Marketing and Product Management
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Bruce C. Barnes                                   Vice President - Technology Strategy and Planning
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Vice President - Enterprise Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Matthew S. Easley                                 Vice President - Investment Life Actuarial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
R. Dennis Noice                                   Vice President -  Systems
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Joseph P. Rath                                    Vice President - Office of Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher
One Nationwide Plaza                              Vice President - Finance and Treasurer
Columbus, OH 43215
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JOSEPH J. GASPER has been President and Chief Operating Officer of Nationwide and Director since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 32 years.

BRUCE C. BARNES has been Vice President - Technology Strategy and Planning since May 1998. Previously, Mr. Barnes was Vice President - Information Systems from February 1997 to May 1998. Mr. Barnes was Vice President - Life Systems from May 1996 to May 1998. Previously, he was Vice President - Investment Product Systems from April 1995 to May 1996. Prior to that time, Mr. Barnes was Vice President - Individual Investment Products/Common Systems from May 1994 to April 1995 and Associate Vice President - Individual Investment Products/Common Systems from May 1992 to May 1994. Mr. Barnes was Vice President - Information Services of PHP Benefits Systems, Inc. from January 1987 to January 1992. Mr. Barnes has been with Nationwide for 7 years.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 29 years.

DENNIS W. CLICK has been Vice President - Secretary since December 1997. Previously, he was Vice President - Assistant Secretary from December 1996 to December 1997. Mr. Click was Vice President - Assistant Secretary from August 1994 to December 1997. Mr. Click was Associate Vice President and Assistant Secretary from August 1989 to August 1994. Prior to that time, he held several positions within Nationwide. Mr. Click has been with Nationwide for 38 years.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis has been Chairman of the Board of South Central Power Company since August 1979, and currently oversees the Davis family farm located in Leesburg, Ohio. Mr. Davis served as Director of the Farm Bureau Bancorp from October 1998 to March 1998. In addition, Mr. Davis has served in various officer positions with the Ohio Farm Bureau Federation since December 1989, with his most recent position as Trustee and President, a position he held from March 1998 to March 1999. Mr. Davis also held officer positions with the Highland County Farm Bureau from June 1997 to September 1997, including Trustee and President from September 1984 to September 1997.

DAVID A. DIAMOND has been Vice President - Enterprise Controller since August 1996. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 10 years.

MATTHEW S. EASLEY has been Vice President - Investment Life Actuarial since June 1998. Mr. Easley was Vice President - Marketing and Administrative Services from December 1996 to June 1998. Mr. Easley was Vice President - Life Marketing and Administrative Services from May 1996 to June 1998. Mr. Easley was Vice President - Annuity and Pension Actuarial from August 1989 to May 1996. Prior to that time, Mr. Easley held several positions within Nationwide. Mr. Easley has been with Nationwide for 16 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc., in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. Mr. Eckel has served as a board member and executive committee member of the American Farm Bureau. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations, and former board member of the Pennsylvania Vegetable Grower's Association.

PHILIP C. GATH has been Senior Vice President - Chief Actuary since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 30 years.

RICHARD D. HEADLEY has been Senior Vice President - Chief Information Technology Officer since October 1997. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation.

DONNA A. JAMES has been Senior Vice President - Human Resources since December 1997. Previously, she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time Ms. James was Vice President Assistant to the CEO from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO. Prior to that time Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 17 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 34 years.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been a farm owner and land developer since 1962. He is the President of the Owen Potato Farm Inc. and is a partner of M&M Enterprises in Licking County, Ohio. He is Chairman of the Board of the Wausau Insurance Companies and serves on the board of directors of several companies of the Nationwide group. He is also a director of the National Cooperative Business Association.

YVONNE L. MONTGOMERY has been a Director since April, 1998. Ms. Montgomery is senior vice president/general manager of southern customer operations for United States Customer Operations for Xerox Corporation. A resident of Atlanta, Georgia, Ms. Montgomery oversees eight customer business units across the southern United States as well as all business and marketing functions in the regions. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including Vice President - Field Operations, and Executive Assistant to the Chairman and CEO.

R. DENNIS NOICE has been Vice President - Systems since April 1998. Previously, he was Vice President - Retail Operations from March 1997 to April 1998. Prior to that time, Mr. Noice was Vice President - Individual Investment Products from October 1989 to March 1997. Prior to that time, Mr. Noice held several positions within Nationwide. Mr. Noice has been with Nationwide for 27 years.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 23 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JOSEPH P. RATH has been Vice President - Product and Market Compliance since April 1997. Previously, he was Vice President - Associate General Counsel from October 1988 to April 1997. Prior to that time, Mr. Rath held several positions within Nationwide. Mr. Rath has been with Nationwide for 22 years.

DOUGLAS C. ROBINETTE has been Senior Vice President - Marketing and Product Management since May 1998. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr.

Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 12 years.

MARK R. THRESHER has been Vice President - Controller since August 1996. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP.

SUSAN A. WOLKEN has been Senior Vice President - Life Company Operations since June 1997. Previously, she was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 24 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 34 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS. American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.
     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.
     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.
     Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Advisers serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Morgan Stanley Dean Witter Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.


     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUB-ADVISED NATIONWIDE FUNDS

       NATIONWIDE BALANCED FUND
       Subadviser: Salomon Brothers Asset Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

       NATIONWIDE EQUITY INCOME FUND
       Subadviser: Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

       NATIONWIDE GLOBAL EQUITY FUND
       Subadviser: J. P. Morgan Investment Management Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser: Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.


       NATIONWIDE MID CAP INDEX FUND (FORMERLY NATIONWIDE SELECT ADVISERS MID CAP FUND)
       Subadviser: The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

       NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser: The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.


       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Credit Suisse Asset Management, LLC.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.


       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser: Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

       NATIONWIDE STRATEGIC VALUE FUND
       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

       AMT PARTNERS PORTFOLIO
       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


ONE GROUP(R) INVESTMENT TRUST
One Group Investment Trust is a diversified, open-end management investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 7, 1993. One

Group Investment Trust offers shares in the separate mutual funds (the "Funds") shown below, each with its own investment objective. The shares of the Funds are sold to life insurance companies to fund variable annuity contracts and variable life insurance policies. The assets of One Group Investment Trust are managed by Banc One Investment Advisors Corporation.

     ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO (FORMERLY ASSET ALLOCATION
     FUND)
     Investment Objective: The Portfolio seeks to provide total return while preserving capital.

     ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
     Investment Objective: The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

     ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

     ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
     Investment Objective: The Portfolio seeks long term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

     ONE GROUP INVESTMENT TRUST  EQUITY INDEX PORTFOLIO
     Investment Objective: The Portfolio seeks investment results that correspond to the aggregated price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index* ("S&P 500").

     *"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Portfolio.

     ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
     Investment Objective: The Portfolio seeks a high level of current income with liquidity and safety of principal.

     ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (FORMERLY LARGE COMPANY GROWTH FUND)
     Investment Objective: The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

     ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (FORMERLY GROWTH OPPORTUNITIES FUND)
     Investment Objective: The Portfolio seeks growth of capital and, secondarily, current income, by investing primarily in equity securities. Issuers will include medium sized companies with a history of above-average growth or companies that are expected to enter periods of above-average growth, and smaller companies which are positioned in emerging growth industries.

     ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
     Investment Objective: The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals.
     Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc.
serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.


WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, Inc. ("Credit Suisse").

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Credit Suisse considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the polices change with investment performance. The illustrations demonstrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values,, cash surrender values and death benefits may be different.

For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is not policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the variable account sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.94%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all mutual fund options available under the policy as of April 13, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 1.01%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of 0.90%, 5.10% and 11.10%, respectively.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death benefit Option 1 has been assumed in all the illustrations.

The illustrations reflect that Nationwide deducts a sales load as well as charges for state premium and federal taxes, from each premium payment. The illustrations reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. The illustrations also reflect that Nationwide deducts a monthly charge to assume mortality and expense risks. This mortality and expense risk charge is assessed at the beginning of each policy month and is calculated as a percentage of the assets of the variable account only.

Policy charges on policies issued for delivery in the State of New York will vary (see "Deductions and Charges") and thereby affect the illustrations.

The cash surrender values shown in the illustrations reflect that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in the first fourteen years.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insureds' age, sex, smoking classification, rating classification and premium payment requested.


                                         $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55 FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                                        OPTION 1 CURRENT VALUES


                               0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                 INVESTMENT RETURN

              PREMIUMS
              PAID PLUS                CASH                               CASH                                CASH
  POLICY     INTEREST AT     CASH      SURR        DEATH       CASH       SURR        DEATH        CASH       SURR        DEATH
   YEAR           5%         VALUE     VALUE      BENEFIT      VALUE      VALUE      BENEFIT       VALUE      VALUE      BENEFIT
        1        12,758      10,320       435    1,000,000     10,957      1,072    1,000,000      11,595       1,709   1,000,000
        2        26,153      20,399    10,513    1,000,000     22,309     12,423    1,000,000      24,295      14,409   1,000,000
        3        40,218      30,224    20,339    1,000,000     34,058     24,172    1,000,000      38,201      28,316   1,000,000
        4        54,986      39,784    30,393    1,000,000     46,205     36,814    1,000,000      53,423      44,032   1,000,000
        5        70,493      49,063    40,166    1,000,000     58,751     49,854    1,000,000      70,079      61,182   1,000,000
        6        86,775      58,045    49,642    1,000,000     71,693     63,290    1,000,000      88,301      79,899   1,000,000
        7       103,872      66,708    58,799    1,000,000     85,025     77,117    1,000,000     108,230     100,322   1,000,000
        8       121,823      75,019    67,605    1,000,000     98,730     91,316    1,000,000     130,014     122,600   1,000,000
        9       140,671      82,939    76,019    1,000,000    112,784    105,864    1,000,000     153,811     146,891   1,000,000
       10       160,462      90,427    84,001    1,000,000    127,161    120,735    1,000,000     179,800     173,374   1,000,000
       11       181,243      98,661    92,730    1,000,000    143,306    137,375    1,000,000     209,932     204,001   1,000,000
       12       203,063     106,481   102,033    1,000,000    159,889    155,440    1,000,000     243,028     238,579   1,000,000
       13       225,973     113,815   110,849    1,000,000    176,914    173,949    1,000,000     279,417     276,451   1,000,000
       14       250,030     120,638   119,156    1,000,000    194,391    192,908    1,000,000     319,475     317,992   1,000,000
       15       275,289     126,919   126,919    1,000,000    212,318    212,318    1,000,000     363,621     363,621   1,000,000
       16       301,810     132,828   132,828    1,000,000    230,890    230,890    1,000,000     412,488     412,488   1,000,000
       17       329,658     138,394   138,394    1,000,000    250,176    250,176    1,000,000     466,665     466,665   1,000,000
       18       358,899     143,652   143,652    1,000,000    270,253    270,253    1,000,000     526,812     526,812   1,000,000
       19       389,601     148,665   148,665    1,000,000    291,229    291,229    1,000,000     593,681     593,681   1,000,000
       20       421,839     153,545   153,545    1,000,000    313,253    313,253    1,000,000     668,125     668,125   1,000,000
       21       455,688     157,489   157,489    1,000,000    335,727    335,727    1,000,000     750,733     750,733   1,000,000
       22       491,230     160,358   160,358    1,000,000    358,602    358,602    1,000,000     842,599     842,599   1,000,000
       23       528,549     161,995   161,995    1,000,000    381,833    381,833    1,000,000     945,027     945,027   1,000,000
       24       567,734     162,213   162,213    1,000,000    405,366    405,366    1,000,000   1,058,971   1,058,971   1,072,017
       25       608,878     160,765   160,765    1,000,000    429,124    429,124    1,000,000   1,185,007   1,185,007   1,198,839
       26       652,080     157,321   157,321    1,000,000    453,001    453,001    1,000,000   1,324,378   1,324,378   1,338,933
       27       697,441     151,452   151,452    1,000,000    476,859    476,859    1,000,000   1,478,441   1,478,441   1,493,631
       28       745,071     142,609   142,609    1,000,000    500,533    500,533    1,000,000   1,648,668   1,648,668   1,664,385
       29       795,082     130,139   130,139    1,000,000    523,851    523,851    1,000,000   1,836,660   1,836,660   1,852,766
       30       847,594     113,285   113,285    1,000,000    546,659    546,659    1,000,000   2,044,157   2,044,157   2,060,486


ASSUMPTIONS:
(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                           $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                          MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55 FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                                           OPTION 2 CURRENT VALUES

                               0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                 INVESTMENT RETURN
               PREMIUMS
               PAID PLUS               CASH                                CASH                                CASH
    POLICY     INTEREST      CASH      SURR       DEATH         CASH       SURR       DEATH        CASH        SURR      DEATH
     YEAR        AT 5%       VALUE     VALUE      BENEFIT       VALUE      VALUE     BENEFIT       VALUE       VALUE    BENEFIT

        1       14,700       11,988     1,663    1,011,953      12,725      2,400   1,012,688      13,463       3,138   1,013,423
        2       30,135       23,708    13,383    1,023,599      25,922     15,597   1,025,801      28,223      17,898   1,028,092
        3       46,342       35,147    24,822    1,034,923      39,592     29,267   1,039,339      44,396      34,071   1,044,111
        4       63,359       46,289    36,481    1,045,912      53,738     43,929   1,053,297      62,109      52,300   1,061,596
        5       81,227       57,116    47,824    1,056,544      68,357     59,064   1,067,666      81,498      72,206   1,080,667
        6       99,988       67,609    58,832    1,066,800      83,446     74,670   1,082,438     102,711      93,935   1,101,458
        7      119,688       77,739    69,479    1,076,651      98,993     90,733   1,097,593     125,905     117,645   1,124,105
        8      140,372       87,470    79,726    1,086,057     114,973    107,229   1,113,098     151,238     143,494   1,148,745
        9      162,090       96,754    89,526    1,094,966     131,352    124,124   1,128,909     178,877     171,649   1,175,519
       10      184,895      105,540    98,829    1,103,328     148,089    141,378   1,144,975     209,001     202,290   1,204,577
       11      208,840      115,199   109,004    1,112,668     166,792    160,597   1,163,127     243,780     237,585   1,238,397
       12      233,982      124,312   119,665    1,121,416     185,947    181,300   1,181,642     281,839     277,193   1,275,312
       13      260,381      132,848   129,750    1,129,537     205,537    202,439   1,200,496     323,493     320,396   1,315,609
       14      288,100      140,775   139,227    1,136,999     225,543    223,995   1,219,663     369,089     367,540   1,359,608
       15      317,205      148,049   148,049    1,143,754     245,934    245,934   1,239,099     418,997     418,997   1,407,642
       16      347,765      154,864   154,864    1,150,016     266,921    266,921   1,259,032     473,880     473,880   1,460,364
       17      379,853      161,249   161,249    1,155,819     288,556    288,556   1,279,512     534,300     534,300   1,518,299
       18      413,546      167,241   167,241    1,161,205     310,908    310,908   1,300,604     600,891     600,891   1,582,046
       19      448,923      172,916   172,916    1,166,256     334,081    334,081   1,322,415     674,391     674,391   1,652,306
       20      486,070      178,402   178,402    1,171,113     358,246    358,246   1,345,123     755,679     755,679   1,729,919
       21      525,073      182,745   182,745    1,174,778     382,465    382,465   1,367,736     844,578     844,578   1,814,606
       22      566,027      185,778   185,778    1,177,087     406,552    406,552   1,390,065     941,715     941,715   1,906,930
       23      609,028      187,313   187,313    1,177,861     430,295    430,295   1,411,898   1,047,766   1,047,766   2,007,502
       24      654,179      187,135   187,135    1,176,894     453,438    453,438   1,432,978   1,163,443   1,163,443   2,116,962
       25      701,588      184,966   184,966    1,173,921     475,644    475,644   1,452,975   1,289,471   1,289,471   2,235,953
       26      751,368      180,448   180,448    1,168,600     496,477    496,477   1,471,459   1,426,558   1,426,558   2,365,103
       27      803,636      173,129   173,129    1,160,497     515,378    515,378   1,487,883   1,575,392   1,575,392   2,505,007
       28      858,518      162,458   162,458    1,149,090     531,653    531,653   1,501,576   1,736,619   1,736,619   2,656,218
       29      916,144      147,825   147,825    1,133,805     544,506    544,506   1,511,775   1,910,886   1,910,886   2,819,293
       30      976,651      128,593   128,593    1,114,057     553,071    553,071   1,517,664   2,098,877   2,098,877   2,994,824


ASSUMPTIONS:
(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                      $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                      MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55 FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                                     OPTION 1 GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                 INVESTMENT RETURN
               PREMIUMS
               PAID PLUS               CASH                                CASH                                CASH
     POLICY   INTEREST AT    CASH      SURR       DEATH         CASH       SURR       DEATH        CASH        SURR        DEATH
      YEAR        5%         VALUE     VALUE      BENEFIT       VALUE      VALUE     BENEFIT       VALUE       VALUE      BENEFIT
        1       12,758       10,311       425    1,000,000      10,947      1,062   1,000,000      11,584       1,699   1,000,000
        2       26,153       20,356    10,470    1,000,000      22,264     12,378   1,000,000      24,248      14,363   1,000,000
        3       40,218       30,116    20,230    1,000,000      33,942     24,057   1,000,000      38,079      28,194   1,000,000
        4       54,986       39,568    30,177    1,000,000      45,973     36,581   1,000,000      53,173      43,782   1,000,000
        5       70,493       48,684    39,787    1,000,000      58,338     49,441   1,000,000      69,631      60,734   1,000,000
        6       86,775       57,430    49,027    1,000,000      71,016     62,613   1,000,000      87,556      79,153   1,000,000
        7      103,872       65,757    57,849    1,000,000      83,968     76,060   1,000,000     107,055      99,146   1,000,000
        8      121,823       73,603    66,189    1,000,000      97,142     89,728   1,000,000     128,232     120,818   1,000,000
        9      140,671       80,885    73,965    1,000,000     110,464    103,544   1,000,000     151,190     144,270   1,000,000
       10      160,462       87,511    81,085    1,000,000     123,850    117,424   1,000,000     176,038     169,613   1,000,000
       11      181,243       93,994    88,062    1,000,000     138,140    132,209   1,000,000     204,095     198,164   1,000,000
       12      203,063       99,772    95,324    1,000,000     152,394    147,946   1,000,000     234,551     230,102   1,000,000
       13      225,973      104,587   101,621    1,000,000     166,511    163,545   1,000,000     267,619     264,653   1,000,000
       14      250,030      108,304   106,821    1,000,000     180,371    178,888   1,000,000     303,543     302,060   1,000,000
       15      275,289      110,748   110,748    1,000,000     193,815    193,815   1,000,000     342,592     342,592   1,000,000
       16      301,810      111,680   111,680    1,000,000     206,630    206,630   1,000,000     385,058     385,058   1,000,000
       17      329,658      110,777   110,777    1,000,000     218,521    218,521   1,000,000     431,269     431,269   1,000,000
       18      358,899      107,608   107,608    1,000,000     229,102    229,102   1,000,000     481,604     481,604   1,000,000
       19      389,601      101,642   101,642    1,000,000     237,898    237,898   1,000,000     536,556     536,556   1,000,000
       20      421,839       92,227    92,227    1,000,000     244,370    244,370   1,000,000     596,797     596,797   1,000,000
       21      455,688       78,665    78,665    1,000,000     247,915    247,915   1,000,000     663,256     663,256   1,000,000
       22      491,230       60,253    60,253    1,000,000     247,856    247,856   1,000,000     737,205     737,205   1,000,000
       23      528,549       36,141    36,141    1,000,000     243,408    243,408   1,000,000     820,350     820,350   1,000,000
       24      567,734        5,223     5,223    1,000,000     233,590    233,590   1,000,000     914,969     914,969   1,000,000
       25      608,878          (*)       (*)          (*)     217,083    217,083   1,000,000   1,022,913   1,022,913   1,037,848
       26      652,080          (*)       (*)          (*)     192,063    192,063   1,000,000   1,142,002   1,142,002   1,157,946
       27      697,441          (*)       (*)          (*)     156,006    156,006   1,000,000   1,272,935   1,272,935   1,289,853
       28      745,071          (*)       (*)          (*)     105,407    105,407   1,000,000   1,416,701   1,416,701   1,434,538
       29      795,082          (*)       (*)          (*)      35,430     35,430   1,000,000   1,574,330   1,574,330   1,593,009
       30      847,594          (*)       (*)          (*)         (*)        (*)         (*)   1,746,897   1,746,897   1,766,317


*Denotes lapse without additional premium payments.
ASSUMPTIONS:
(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                        $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                      MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55 FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                                     OPTION 2 GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS              6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                  INVESTMENT RETURN                 INVESTMENT RETURN
               PREMIUMS
               PAID PLUS               CASH                                CASH                                CASH
      POLICY   INTEREST AT    CASH     SURR       DEATH         CASH       SURR      DEATH         CASH        SURR       DEATH
       YEAR       5%          VALUE    VALUE      BENEFIT       VALUE      VALUE    BENEFIT        VALUE       VALUE     BENEFIT
        1       14,700       11,979     1,654    1,011,948      12,715      2,390   1,012,683      13,452       3,127   1,013,418
        2       30,135       23,665    13,340    1,023,574      25,876     15,551   1,025,776      28,175      17,850   1,028,065
        3       46,342       35,036    24,711    1,034,858      39,473     29,148   1,039,269      44,270      33,945   1,044,038
        4       63,359       46,065    36,257    1,045,774      53,496     43,688   1,053,149      61,849      52,041   1,061,437
        5       81,227       56,722    47,429    1,056,292      67,925     58,633   1,067,392      81,026      71,734   1,080,368
        6       99,988       66,963    58,187    1,066,371      82,730     73,954   1,081,965     101,918      93,141   1,100,936
        7      119,688       76,735    68,475    1,075,958      97,865     89,605   1,096,820     124,637     116,377   1,123,242
        8      140,372       85,963    78,219    1,084,982     113,261    105,518   1,111,887     149,289     141,545   1,147,376
        9      162,090       94,553    87,326    1,093,349     128,825    121,598   1,127,067     175,964     168,736   1,173,415
       10      184,895      102,398    95,687    1,100,953     144,444    137,733   1,142,246     204,750     198,038   1,201,426
       11      208,840      110,254   104,059    1,108,714     161,069    154,874   1,158,604     237,105     230,910   1,233,188
       12      233,982      117,134   112,487    1,115,492     177,580    172,934   1,174,817     272,000     267,354   1,267,390
       13      260,381      122,900   119,803    1,121,152     193,820    190,722   1,190,729     309,553     306,455   1,304,138
       14      288,100      127,401   125,852    1,125,542     209,604    208,055   1,206,153     349,873     348,324   1,343,527
       15      317,205      130,435   130,435    1,128,463     224,690    224,690   1,220,846     393,032     393,032   1,385,611
       16      347,765      131,737   131,737    1,129,651     238,753    238,753   1,234,482     439,036     439,036   1,430,378
       17      379,853      130,956   130,956    1,128,757     251,362    251,362   1,246,631     487,798     487,798   1,477,722
       18      413,546      127,635   127,635    1,125,327     261,952    261,952   1,256,726     539,106     539,106   1,527,407
       19      448,923      121,239   121,239    1,118,827     269,844    269,844   1,264,090     592,635     592,635   1,579,086
       20      486,070      111,194   111,194    1,108,688     274,279    274,279   1,267,967     647,978     647,978   1,632,323
       21      525,073       96,900    96,900    1,094,292     274,444    274,444   1,267,543     704,663     704,663   1,686,618
       22      566,027       77,714    77,714    1,075,000     269,486    269,486   1,261,971     762,172     762,172   1,741,422
       23      609,028       53,116    53,116    1,050,330     258,507    258,507   1,250,357     819,921     819,921   1,796,117
       24      654,179       22,538    22,538    1,019,716     240,504    240,504   1,231,704     877,206     877,206   1,849,960
       25      701,588          (*)       (*)          (*)     214,266    214,266   1,204,806     933,075     933,075   1,901,962
       26      751,368          (*)       (*)          (*)     178,282    178,282   1,168,164     986,234     986,234   1,950,782
       27      803,636          (*)       (*)          (*)     130,723    130,723   1,119,956   1,034,990   1,034,990   1,994,682
       28      858,518          (*)       (*)          (*)      69,373     69,373   1,057,944   1,077,207   1,077,207   2,031,477
       29      916,144          (*)       (*)          (*)         (*)        (*)         (*)   1,110,453   1,110,453   2,058,683
       30      976,651          (*)       (*)          (*)         (*)        (*)         (*)   1,132,114   1,132,114   2,073,628


*Denotes lapse without additional premium payments.
ASSUMPTIONS:
(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by Nationwide or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

APPENDIX D: PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.



                                                                      PERFORMANCE TABLES - TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                                                      Annual Percentage Change                Non annualized Percentage Change
-----------------------------------------------------------------------------------------------------------------------------------
                                Fund       Unit                                   1 mo       1 Yr     2 Yrs      3 Yrs.     5 yrs.
UNDERLYING INVESTMENT OPTIONS Inception   Values      1996      1997      1998     To         to        to         to         to
                               Date**    12/31/97                               12/31/98   12/31/98   12/31/98  12/31/98   12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income    10/30/97     12.69        NA        NA        NA    5.98      26.86        NA        NA         NA
& Growth

American Century VP           05/01/94     11.88     12.21     14.41     18.63    5.39      18.76     40.89     61.19         NA
International

American Century VP Value     05/01/96     10.48        NA        NA     26.08   -0.44       4.81     32.15        NA         NA

The Dreyfus Socially          10/06/93     12.94     34.56     21.23     28.43    7.91      29.38     66.17    101.45     175.12
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,     09/29/89     12.82     36.78     22.54     32.96    5.78      28.21     70.47    108.88     188.22
Inc,

Dreyfus Variable Investment   04/05/93     13.02     33.52     25.56     28.05    4.36      30.22     66.74    109.35     188.03
Fund Capital Appreciation
Portfolio

NSAT Nationwide Small Cap     10/31/97      9.69        NA        NA        NA    4.63      -3.06        NA        NA         NA
Value Fund

NSAT Nationwide Equity        10/31/97     11.51        NA        NA        NA    3.46      15.13        NA        NA         NA
Income Fund

NSAT Nationwide High Income   10/31/97     10.58        NA        NA        NA   -0.55        5.8        NA        NA         NA
Bond Fund

Fidelity Variable Insurance   01/03/95     12.99        NA     21.31     24.08   12.12      29.94     61.23     95.58         NA
Products Fund II -
Contrafund Portfolio:
Service Class

Fidelity Variable Insurance   10/09/86     11.15     35.09     14.28     28.05    3.13      11.54     42.83     63.24      136.1
Products Fund - Equity
Income Portfolio: Service
Class

Fidelity Variable Insurance   01/03/95     12.45        NA     18.27     29.95    5.35      24.51     61.79     91.36         NA
Products Fund III - Growth
Opportunities Portfolio:
Service Class

Fidelity Variable Insurance   10/09/86     13.94     35.36     14.71     23.45    8.52      39.38     72.06     97.36      167.1
Products Fund - Growth
Portfolio: Service Class

Fidelity Variable Insurance   09/19/85      9.56      20.6     14.03     17.58    -0.6      -4.42     12.38     28.15      52.16
Products Fund - High Income
Port Fund

Fidelity Variable Insurance   01/28/87     11.26      9.68     13.22     11.56    2.19      12.64     25.65     42.26      58.72
Products Fund - Overseas
Portfolio: Service Class

NSAT Nationwide Global        10/31/97     11.91        NA        NA        NA    4.35      19.14        NA        NA         NA
Equity Fund

Van Kampen Life Investment    07/03/95      8.84        NA     40.53     21.47     1.1     -11.62      7.36     50.87         NA
Trust Morgan Stanley Real
Estate Securities Fund
Portfolio

Morgan Stanley Dean Witter    06/16/97      7.16        NA        NA        NA   -2.33     -28.38        NA        NA         NA
Universal Funds, Inc.
Emerging Markets Debt
Portfolio

NSAT Capital Appreciation     04/15/92        13     29.35     26.14     34.49    5.23      29.96     74.79    120.48     182.64
Fund

NSAT Government Bond Fund     11/08/82     10.89     18.74      3.49      9.67     0.3       8.91     19.44      23.6      42.03

NSAT Money Market Fund        11/10/81     10.53      5.67      5.13      5.27    0.41       5.27     10.82      16.5      27.89

NSAT Nationwide Small         10/23/95      10.1        NA     22.83     17.35    8.03       1.01     18.53     45.59         NA
Company Fund

NSAT Total Return Fund        11/08/82     11.81     29.09     21.84     29.43    3.46      18.07     52.82      86.2     142.95

Neuberger Berman Advisors     11/03/97     13.17        NA        NA        NA    4.77      31.67        NA        NA         NA
Management Trust  Guardian
Portfolio

Neuberger Berman Advisors     11/03/97     13.93        NA        NA        NA   13.67      39.28        NA        NA         NA
Management Trust  Mid Cap
Growth Portfolio

Neuberger Berman Advisers     03/22/94     10.42     36.47     29.57     31.25    2.38       4.21     36.77     77.22         NA
Management Trust Partners
Portfolio

Oppenheimer Variable          08/15/86     11.24     32.52     20.22     11.67   13.98      12.36     25.48     50.85      84.74
Account Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable          04/03/85      12.4     36.62     25.21     26.69    9.59         24      57.1      96.7      171.3
Account Funds - Oppenheimer
Growth Fund/VA

Oppenheimer Variable          07/05/95     10.47        NA     32.51     32.48    5.35        4.7     38.71      83.8         NA
Account Funds - Oppenheimer
Income and Growth Fund

NSAT Nationwide Balanced      10/31/97     10.81        NA        NA        NA    0.91       8.07        NA        NA         NA
Fund

NSAT Nationwide Multi         10/31/97     10.26        NA        NA        NA   -0.34        2.6        NA        NA         NA
Sector Bond Fund

NSAT Nationwide Strategic     10/31/97     11.46        NA        NA        NA   12.61      14.59        NA        NA         NA
Growth Fund

NSAT Nationwide Strategic     10/37/97     10.04        NA        NA        NA    7.51       0.39        NA        NA         NA
Value Fund

NSAT Nationwide Mid- Cap      10/31/97     11.08        NA        NA        NA    7.01      10.81        NA        NA         NA
Index Fund (formerly NSAT
Nationwide Select Advisers
Mid Cap Fund)

Van Eck Worldwide Insurance   12/27/95      6.59        NA     26.82     -11.6    0.71     -34.13    -41.77    -26.16         NA
Trust - Worldwide Emerging
Markets Fund






                                --------------------------------------------
                                               Annualized Percentage Change
----------------------------------------------------------------------------
                                  Inception    3 Yrs.     5 yrs.   Inception
UNDERLYING INVESTMENT OPTIONS         to         to         to         To
                                   12/31/98   12/31/98   12/31/98   12/31/98
----------------------------------------------------------------------------
American Century VP Income          36.76         NA         NA       30.7
& Growth

American Century VP                 71.82      17.25         NA      12.31
International

American Century VP Value           48.38         NA         NA      15.97

The Dreyfus Socially               195.34       26.3      22.43      22.99
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,          332.13      27.83      23.58      17.14
Inc,

Dreyfus Variable Investment        207.43      27.93      23.56      21.63
Fund Capital Appreciation
Portfolio

NSAT Nationwide Small Cap           -4.63         NA         NA      -3.98
Value Fund

NSAT Nationwide Equity              17.17         NA         NA      14.55
Income Fund

NSAT Nationwide High Income          8.21         NA         NA          7
Bond Fund

Fidelity Variable Insurance        173.06      25.06         NA      28.61
Products Fund II -
Contrafund Portfolio:
Service Class

Fidelity Variable Insurance        418.56      17.74      18.75      14.41
Products Fund - Equity
Income Portfolio: Service
Class

Fidelity Variable Insurance        153.59      24.15         NA      26.25
Products Fund III - Growth
Opportunities Portfolio:
Service Class

Fidelity Variable Insurance        607.56      25.44      21.71      17.36
Products Fund - Growth
Portfolio: Service Class

Fidelity Variable Insurance           306       8.62       8.76      11.13
Products Fund - High Income
Port Fund

Fidelity Variable Insurance        167.06      12.47       9.68       8.59
Products Fund - Overseas
Portfolio: Service Class

NSAT Nationwide Global              20.54         NA         NA      17.36
Equity Fund

Van Kampen Life Investment          63.46      14.69         NA      15.11
Trust Morgan Stanley Real
Estate Securities Fund
Portfolio

Morgan Stanley Dean Witter         -27.82         NA         NA     -19.09
Universal Funds, Inc.
Emerging Markets Debt
Portfolio

NSAT Capital Appreciation          227.71      30.15       23.1      19.36
Fund

NSAT Government Bond Fund           323.4       7.32       7.27       9.35

NSAT Money Market Fund             216.31       5.22       5.04       6.95

NSAT Nationwide Small               66.52      13.34         NA      17.35
Company Fund

NSAT Total Return Fund            1052.53      23.03      19.43      16.35

Neuberger Berman Advisors           38.51         NA         NA      32.47
Management Trust  Guardian
Portfolio

Neuberger Berman Advisors           63.24         NA         NA      52.65
Management Trust  Mid Cap
Growth Portfolio

Neuberger Berman Advisers          136.29      21.01         NA      19.74
Management Trust Partners
Portfolio

Oppenheimer Variable               468.42      14.69      13.06      15.07
Account Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable                673.1       25.3      22.09      16.05
Account Funds - Oppenheimer
Growth Fund/VA

Oppenheimer Variable               130.22      22.49         NA      27.02
Account Funds - Oppenheimer
Income and Growth Fund

NSAT Nationwide Balanced             9.65         NA         NA       8.21
Fund

NSAT Nationwide Multi                3.67         NA         NA       3.14
Sector Bond Fund

NSAT Nationwide Strategic           17.11         NA         NA       14.5
Growth Fund

NSAT Nationwide Strategic            2.02         NA         NA       1.73
Value Fund

NSAT Nationwide Mid- Cap            10.41         NA         NA       8.86
Index Fund (formerly NSAT
Nationwide Select Advisers
Mid Cap Fund)

Van Eck Worldwide Insurance        -26.89      -9.61         NA      -9.83
Trust - Worldwide Emerging
Markets Fund



                                                                        PERFORMANCE TABLES - TOTAL RETURN
                                ----------------------------------------------------------------------------------------------------
                                                        Annual Percentage Change                Non annualized Percentage Change
------------------------------------------------------------------------------------------------------------------------------------
                                  Fund       Unit                                   1 mo       1 Yr     2 Yrs      3 Yrs.    5 yrs.
UNDERLYING INVESTMENT OPTIONS   Inception   Values      1996      1997      1998     To         to        to         to        to
                                 Date**    12/31/97                               12/31/98   12/31/98   12/31/98  12/31/98  12/31/98
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     09/01/89       6.9     10.99     18.06     -1.68   -2.34     -30.97    -32.13    -19.87    -15.32
Trust - Worldwide Hard
Assets Fund

Warburg Pincus Trust -          10/31/97     11.21        NA        NA        NA    2.59      12.13        NA        NA        NA
Growth Income Portfolio

Warburg Pincus Trust -          06/30/95     10.53        NA      9.98     -2.26    0.92       5.35      2.97     13.25        NA
International  Equity
Portfolio

Warburg Pincus Trust - Post     09/30/96     10.65        NA        NA     13.34    9.48       6.51     20.72        NA        NA
Venture Capital Portfolio




                               -------------------------------------------
                                             Annualized Percentage Change
--------------------------------------------------------------------------
                                Inception    3 Yrs.     5 yrs.   Inception
UNDERLYING INVESTMENT OPTIONS       to         to         to         To
                                 12/31/98   12/31/98   12/31/98   12/31/98
--------------------------------------------------------------------------
Van Eck Worldwide Insurance       21.38      -7.12      -3.27        2.1
Trust - Worldwide Hard
Assets Fund

Warburg Pincus Trust -            16.49         NA         NA      13.98
Growth Income Portfolio

Warburg Pincus Trust -            21.51       4.24         NA       5.73
International  Equity
Portfolio

Warburg Pincus Trust - Post       17.82         NA         NA       7.56
Venture Capital Portfolio




The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.55% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.55% asset charge and Fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.


The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no sub-account performance is available.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, no sub-account performance is available.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, the Janus Aspen Series Portfolio - Global Technology Portfolio: Service Shares and the Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account effective January 27, 2000. Therefore, no sub-account performance is available.



                                                                  PERFORMANCE TABLE - CASH VALUES
                --------------------------------------------------------------------------------------------------------------------
                             1 YEAR TO 12/31/98   2 YEARS TO 12/31/98  3 YEARS TO 12/31/98  5 YEARS TO 12/31/98 10 YEARS TO 12/31/98
------------------------------------------------------------------------------------------------------------------------------------
                FUND                    CASH                 CASH                CASH                 CASH                    CASH
UNDERLYING      INCEPTION     ACCUM     SURR.      ACCUM     SURR.     ACCUM     SURR.      ACCUM     SURR.       ACCUM       SURR.
INVESTMENT
OPTIONS         DATE**        VALUE     VALUE      VALUE     VALUE     VALUE     VALUE      VALUE     VALUE       VALUE       VALUE
------------------------------------------------------------------------------------------------------------------------------------

American         10/30/97   $22,373   $11,536    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Century VP
Income & Growth

American         05/01/94   $20,962   $10,125    $45,593   $34,755    $73,454  $62,617   $      0   $      0   $      0     $      0
Century VP
International

American         05/01/96   $18,441   $ 7,603    $41,535   $30,698    $     0  $     0   $      0   $      0   $      0     $      0
Century VP
Value

The Dreyfus      10/06/93   $22,814   $11,977    $51,887   $41,049    $86,778  $75,940   $180,116   $170,362   $      0     $      0
Socially
Responsible
Growth Fund,
Inc.

Dreyfus Stock    09/29/89   $22,613   $11,775    $52,458   $41,620    $88,640  $77,802   $186,761   $177,007   $      0     $      0
Index Fund,
Inc.

Dreyfus          04/05/93   $22,981   $12,144    $52,167   $41,329    $88,449  $77,611   $185,449   $175,695   $      0     $      0
Variable
Investment
Fund Capital
Appreciation
Portfolio

NSAT             10/31/97   $17,013   $ 6,175    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Small Cap
Value Fund

NSAT             10/31/97   $20,268   $ 9,431    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Equity Income
Fund

NSAT             10/31/97   $18,622   $ 7,784    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
High Income
Bond Fund

Fidelity         01/03/95   $22,907   $12,070    $51,083   $40,245    $84,929  $74,091   $      0   $      0   $      0     $      0
Variable
Insurance
Products Fund
II -
Contrafund
Portfolio:
Service Class

Fidelity         10/09/86   $19,638   $ 8,801    $44,616   $33,778    $72,835  $61,997   $150,865   $141,111   $452,507     $445,463
Variable
Insurance
Products Fund
- Equity
Income
Portfolio:
Service Class

Fidelity         01/03/95   $21,940   $11,102    $50,238   $39,400    $83,333  $72,495   $      0   $      0   $      0     $      0
Variable
Insurance
Products Fund
III - Growth
Opportunities
Portfolio:
Service Class

Fidelity         10/09/86   $24,597   $13,759    $54,676   $43,838    $88,824  $77,987   $180,061   $170,307   $545,689     $538,645
Variable
Insurance
Products Fund
- Growth
Portfolio:
Service Class

Fidelity         09/19/85   $16,801   $ 5,963    $36,413   $25,575    $58,558  $47,720   $110,760   $101,006   $325,193     $318,148
Variable
Insurance
Products Fund
- High Income
Port Fund

Fidelity         01/28/87   $19,852   $ 9,014    $41,792   $30,954    $66,370  $55,532   $119,849   $110,096   $298,362     $291,318
Variable
Insurance
Products Fund
- Overseas
Portfolio:
Service Class

NSAT             10/31/97   $21,000   $10,162    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Global Equity
Fund

Van Kampen       07/03/95   $15,493   $ 4,656    $34,219   $23,381    $60,347  $49,509   $      0   $      0   $      0     $      0
Life
Investment
Trust Morgan
Stanley Real
Estate
Securities
Fund Portfolio

Morgan Stanley   06/16/97   $12,519   $ 1,681    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Dean Witter
Universal
Funds, Inc.
Emerging
Markets Debt
Portfolio

NSAT Capital     04/15/92   $22,930   $12,092    $53,534   $42,696    $91,752  $80,914   $188,694   $178,940   $      0     $      0
Appreciation
Fund

NSAT             11/08/82   $19,174   $ 8,336    $39,987   $29,150    $61,270  $50,432   $110,293   $100,539   $269,958     $262,914
Government
Bond Fund

NSAT Money       11/10/81   $18,523   $ 7,685    $37,824   $26,987    $57,901  $47,063   $100,427   $ 90,673   $219,635     $212,591
Market Fund

NSAT             10/23/95   $17,746   $ 6,908    $38,428   $27,590    $63,641  $52,804   $      0   $      0   $      0     $      0
Nationwide
Small Company
Fund






                -----------------------
                  INCEPTION TO 12/31/98
---------------------------------------
                             CASH
UNDERLYING         ACCUM     SURR.
INVESTMENT
OPTIONS            VALUE     VALUE
---------------------------------------

American          $ 46,147  $ 35,309
Century VP
Income & Growth

American          $126,645  $116,891
Century VP
International

American          $ 65,286  $ 54,448
Century VP
Value

The Dreyfus       $208,154  $198,942
Socially
Responsible
Growth Fund,
Inc.

Dreyfus Stock     $480,109  $473,064
Index Fund,
Inc.

Dreyfus           $230,393  $221,181
Variable
Investment
Fund Capital
Appreciation
Portfolio

NSAT              $ 37,402  $ 26,565
Nationwide
Small Cap
Value Fund

NSAT              $ 40,281  $ 29,443
Nationwide
Equity Income
Fund

NSAT              $ 38,266  $ 27,428
Nationwide
High Income
Bond Fund

Fidelity          $132,000  $121,704
Variable
Insurance
Products Fund
II -
Contrafund
Portfolio:
Service Class

Fidelity          $644,576  $641,324
Variable
Insurance
Products Fund
- Equity
Income
Portfolio:
Service Class

Fidelity          $126,958  $116,662
Variable
Insurance
Products Fund
III - Growth
Opportunities
Portfolio:
Service Class

Fidelity          $826,094  $822,843
Variable
Insurance
Products Fund
- Growth
Portfolio:
Service Class

Fidelity          $526,027  $524,401
Variable
Insurance
Products Fund
- High Income
Port Fund

Fidelity          $388,194  $383,317
Variable
Insurance
Products Fund
- Overseas
Portfolio:
Service Class

NSAT              $ 41,162  $ 30,325
Nationwide
Global Equity
Fund

Van Kampen        $ 86,733  $ 76,437
Life
Investment
Trust Morgan
Stanley Real
Estate
Securities
Fund Portfolio

Morgan Stanley    $ 25,911  $ 15,074
Dean Witter
Universal
Funds, Inc.
Emerging
Markets Debt
Portfolio

NSAT Capital      $288,935  $280,265
Appreciation
Fund

NSAT              $634,955  $634,955
Government
Bond Fund

NSAT Money        $513,810  $513,810
Market Fund

NSAT              $ 88,047  $ 77,751
Nationwide
Small Company
Fund





                                                                  PERFORMANCE TABLE - CASH VALUES
                --------------------------------------------------------------------------------------------------------------------
                           1 YEAR TO 12/31/98   2 YEARS TO 12/31/98  3 YEARS TO 12/31/98  5 YEARS TO 12/31/98 10 YEARS TO 12/31/98
------------------------------------------------------------------------------------------------------------------------------------
                FUND                  CASH                 CASH                CASH                 CASH                      CASH
UNDERLYING      INCEPTION   ACCUM     SURR.      ACCUM     SURR.     ACCUM     SURR.      ACCUM     SURR.       ACCUM         SURR.
INVESTMENT
OPTIONS         DATE**      VALUE     VALUE      VALUE     VALUE     VALUE     VALUE      VALUE     VALUE       VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------

NSAT Total        11/08/82  $20,807   $ 9,970    $47,547   $36,710    $79,785  $68,947   $162,326   $152,572   $451,739     $444,694
Return Fund

Neuberger         11/03/97  $23,279   $12,441    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Berman Advisors
Management
Trust
Guardian
Portfolio

Neuberger         11/03/97  $24,576   $13,739    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Berman Advisors
Management
Trust  Mid Cap
Growth
Portfolio

Neuberger         03/22/94  $18,327   $ 7,490    $42,255   $31,418    $72,977  $62,139   $      0   $      0   $      0     $      0
Berman
Advisers
Management
Trust Partners
Portfolio

Oppenheimer       08/15/86  $19,764   $ 8,926    $41,632   $30,794    $67,753  $56,915   $133,233   $123,479   $417,899     $410,854
Variable
Account Funds
- Oppenheimer
Aggressive
Growth Fund/VA

Oppenheimer       04/03/85  $21,850   $11,013    $49,329   $38,492    $83,416  $72,579   $175,740   $165,986   $488,985     $481,940
Variable
Account Funds
- Oppenheimer
Growth Fund/VA

Oppenheimer       07/05/95  $18,420   $ 7,582    $42,681   $31,843    $74,575  $63,737   $      0   $      0   $      0     $      0
Variable
Account Funds
- Oppenheimer
Income and
Growth Fund

NSAT              10/31/97  $19,026   $ 8,188    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Balanced Fund

NSAT              10/31/97  $18,046   $ 7,208    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Multi Sector
Bond Fund

NSAT              10/31/97  $20,155   $ 9,317    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Strategic
Growth Fund

NSAT              10/37/97  $17,623   $ 6,786    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Strategic
Value Fund

NSAT              10/31/97  $19,493   $ 8,656    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Nationwide
Mid- Cap Index
Fund (formerly
NSAT
Nationwide
Select
Advisers Mid
Cap Fund)

Van Eck           12/27/95  $11,458   $   620    $21,593   $10,755    $34,354  $23,516   $      0   $      0   $      0     $      0
Worldwide
Insurance
Trust -
Worldwide
Emerging
Markets Fund

Van Eck           09/01/89  $12,050   $ 1,212    $23,849   $13,011    $37,693  $26,856   $ 67,094   $ 57,340   $      0     $      0
Worldwide
Insurance
Trust -
Worldwide Hard
Assets Fund

Warburg Pincus    10/31/97  $19,748   $ 8,910    $     0   $     0    $     0  $     0   $      0   $      0   $      0     $      0
Trust - Growth
Income
Portfolio

Warburg Pincus    06/30/95  $18,559   $ 7,722    $36,509   $25,672    $56,057  $45,219   $      0   $      0   $      0     $      0
Trust -
International
Equity
Portfolio

Warburg Pincus    09/30/96  $18,727   $ 7,889    $39,767   $28,929    $     0  $     0   $      0   $      0   $      0     $      0
Trust - Post
Venture
Capital
Portfolio






                ---------------------
                INCEPTION TO 12/31/98
-------------------------------------
                               CASH
UNDERLYING          ACCUM      SURR.
INVESTMENT
OPTIONS             VALUE      VALUE
-------------------------------------

NSAT Total        $1,257,002 $1,257,002
Return Fund

Neuberger         $   44,834 $   33,996
Berman Advisors
Management
Trust
Guardian
Portfolio

Neuberger         $   52,065 $   41,227
Berman Advisors
Management
Trust  Mid Cap
Growth
Portfolio

Neuberger         $  148,805 $  139,051
Berman
Advisers
Management
Trust Partners
Portfolio

Oppenheimer       $  633,504 $  630,252
Variable
Account Funds
- Oppenheimer
Aggressive
Growth Fund/VA

Oppenheimer       $  880,460 $  878,834
Variable
Account Funds
- Oppenheimer
Growth Fund/VA

Oppenheimer       $  104,759 $   94,463
Variable
Account Funds
- Oppenheimer
Income and
Growth Fund

NSAT              $   38,098 $   27,261
Nationwide
Balanced Fund

NSAT              $   36,751     25,914
Nationwide
Multi Sector
Bond Fund

NSAT              $   42,692 $   31,854
Nationwide
Strategic
Growth Fund

NSAT              $   38,585 $   27,748
Nationwide
Strategic
Value Fund

NSAT              $   39,842 $   29,005
Nationwide
Mid- Cap Index
Fund (formerly
NSAT
Nationwide
Select
Advisers Mid
Cap Fund)

Van Eck           $   52,656 $   42,360
Worldwide
Insurance
Trust -
Worldwide
Emerging
Markets Fund

Van Eck           $  168,119 $  161,074
Worldwide
Insurance
Trust -
Worldwide Hard
Assets Fund

Warburg Pincus    $   40,217 $   29,379
Trust - Growth
Income
Portfolio

Warburg Pincus    $   70,986 $   60,690
Trust -
International
Equity
Portfolio

Warburg Pincus    $   60,547 $   49,710
Trust - Post
Venture
Capital
Portfolio






   The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $50,000 for a 50 year-old male, non-tobacco simplified, with a level death benefit and an initial specified amount of $187,451.64. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.55% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.

   **The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

   The Federated Insurance Series - Federated Quality Bond Fund and NSAT Select Advisers Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, no sub-account performance is available.

   The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, no sub-account performance is available.

   Performance for the Janus Aspen Series Capital Appreciation Portfolio:
   Service Shares, Janus Aspen Series International Growth Portfolio: Service Shares and the Janus Aspen Series Global Technology Portfolio: Service Shares is not provided due to the funds not being available in this product until January 27, 2000.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 as of December 31, 1998, and the related statement of operations and changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-4 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         182,077 shares (cost $1,109,477) ..........................................   $  1,234,484
      American Century VP - American Century VP International (ACVPInt)
         325,182 shares (cost $2,318,120) ..........................................      2,477,888
      American Century VP - American Century VP Value (ACVPValue)
         93,159 shares (cost $598,683) .............................................        626,960
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         44,142 shares (cost $1,263,578) ...........................................      1,371,933
      Dreyfus Stock Index Fund (DryStkIx)
         442,059 shares (cost $12,920,739) .........................................     14,375,758
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         42,881 shares (cost $1,397,683) ...........................................      1,548,425
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         227,239 shares (cost $5,320,426) ..........................................      5,769,608
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         79,605 shares (cost $3,087,212) ...........................................      3,567,896
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         306,210 shares (cost $3,487,179) ..........................................      3,524,474
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         53,655 shares (cost $1,006,403) ...........................................      1,074,716
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         194,290 shares (cost $4,096,142) ..........................................      4,744,555
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         105,845 shares (cost $2,156,825) ..........................................      2,419,625
      Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
         25,820 shares (cost $164,824) .............................................        157,501
      Nationwide SAT - Balanced Fund (NSATBal)
         69,134 shares (cost $708,627) .............................................        731,433
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         237,441 shares (cost $5,844,303) ..........................................      6,313,569
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         21,275 shares (cost $229,007) .............................................        244,028
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         42,042 shares (cost $455,810) .............................................        493,998
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         401,958 shares (cost $4,783,321) ..........................................      4,698,885
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         96,723 shares (cost $963,155) .............................................        971,097
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         21,598,475 shares (cost $21,598,475) ......................................     21,598,475

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         93,944 shares (cost $921,749) .............................................        922,530
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         27,354 shares (cost $268,890) .............................................        298,705
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         108,781 shares (cost $913,731) ............................................      1,032,333
      Nationwide SAT - Small Company Fund (NSATSmCo)
         100,590 shares (cost $1,477,476) ..........................................      1,610,450
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         36,588 shares (cost $379,237) .............................................        428,084
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         34,188 shares (cost $302,102) .............................................        345,983
      Nationwide SAT - Total Return Fund (NSATTotRe)
         450,747 shares (cost $8,009,908) ..........................................      8,293,744
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         53,552 shares (cost $658,273) .............................................        741,159
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         73,728 shares (cost $1,019,587) ...........................................      1,195,872
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         219,668 shares (cost $3,903,184) ..........................................      4,158,317
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         25,508 shares (cost $988,141) .............................................      1,143,545
      Oppenheimer VAF - Growth Fund (OppGro)
         55,781 shares (cost $1,790,387) ...........................................      2,045,484
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         79,472 shares (cost $1,547,267) ...........................................      1,627,592
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         40,617 shares (cost $270,845) .............................................        289,192
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         16,765 shares (cost $156,341) .............................................        154,239
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         52,116 shares (cost $689,806) .............................................        717,112
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         62,712 shares (cost $714,061) .............................................        719,931
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         54,415 shares (cost $567,694) .............................................        598,018
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         15,798 shares (cost $156,142) .............................................        186,103
                                                                                       ------------
            Total investments ......................................................    104,453,701
   Accounts receivable .............................................................      3,536,003
                                                                                       ------------
            Total assets ...........................................................    107,989,704
ACCOUNTS PAYABLE ...................................................................              -
                                                                                       ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ...................................................   $107,989,704
                                                                                       ============


See accompanying notes to financial statements.

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                   Total       ACVPIncGr         ACVPInt       ACVPValue
                                                                   -----       ---------         -------       ---------
Investment activity:
Reinvested dividends ...................................  $      795,996           5,125             355             169
Mortality and expense charges (note 3) .................          (7,523)            (86)           (173)            (44)
                                                          --------------       ---------       ---------         -------
  Net investment income ................................         788,473           5,039             182             125
                                                          --------------       ---------       ---------         -------

Proceeds from mutual fund shares sold ..................      61,803,110          60,422         613,620         216,392
Cost of mutual fund shares sold ........................     (62,074,770)        (58,667)       (614,510)       (220,562)
                                                          --------------       ---------       ---------         -------
  Realized gain (loss) on investments ..................        (271,660)          1,755            (890)         (4,170)
Change in unrealized gain (loss) on investments ........       6,208,890         125,007         159,768          28,277
                                                          --------------       ---------       ---------         -------
  Net gain (loss) on investments .......................       5,937,230         126,762         158,878          24,107
                                                          --------------       ---------       ---------         -------
Reinvested capital gains ...............................         597,466               -           3,644           1,997
                                                          --------------       ---------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................       7,323,169         131,801         162,704          26,229
                                                          --------------       ---------       ---------         -------
Equity transactions:
Purchase payments received from
  contract owners ......................................     106,894,981         168,731         489,914         218,019
Transfers between funds ................................               -         959,762       1,905,042         409,201
Surrenders .............................................        (205,540)            (64)              -             (20)
Death benefits                                                         -               -               -               -
Policy loans (net of repayments) (note 5) ..............      (1,093,563)              -          (2,833)         (1,893)
Deductions for surrender charges (note 2d) .............          (2,405)             (1)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................      (4,765,148)        (23,721)        (73,254)        (23,676)
Deductions for asset charges (note 3) ..................        (161,790)         (1,072)         (2,800)           (900)
                                                          --------------       ---------       ---------         -------
    Net equity transactions ............................     100,666,535       1,103,635       2,316,069         600,731
                                                          --------------       ---------       ---------         -------

Net change in contract owners' equity ..................     107,989,704       1,235,436       2,478,773         626,960
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------       ---------       ---------         -------
Contract owners' equity end of period ..................  $  107,989,704       1,235,436       2,478,773         626,960
                                                          ==============       =========       =========         =======

                                                          DrySRGro         DryStkIx        DryCapAp        FidVIPEI
                                                          --------         --------        --------        --------
Investment activity:
Reinvested dividends ...................................     2,114           64,671           7,616               -
Mortality and expense charges (note 3) .................       (96)          (1,001)           (108)           (402)
                                                         ---------       ----------       ---------       ---------
  Net investment income ................................     2,018           63,670           7,508            (402)
                                                         ---------       ----------       ---------       ---------

Proceeds from mutual fund shares sold ..................   292,403        2,855,607         191,690       1,186,510
Cost of mutual fund shares sold ........................  (279,293)      (2,928,820)       (192,584)     (1,221,597)
                                                         ---------       ----------       ---------       ---------
  Realized gain (loss) on investments ..................    13,110          (73,213)           (894)        (35,087)
Change in unrealized gain (loss) on investments ........   108,355        1,455,019         150,742         449,182
                                                         ---------       ----------       ---------       ---------
  Net gain (loss) on investments .......................   121,465        1,381,806         149,848         414,095
                                                         ---------       ----------       ---------       ---------
Reinvested capital gains ...............................    47,900           12,311               -               -
                                                         ---------       ----------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   171,383        1,457,787         157,356         413,693
                                                         ---------       ----------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   544,259        3,047,695         381,182       1,622,388
Transfers between funds ................................   721,262       10,358,645       1,070,054       3,964,871
Surrenders .............................................       (97)            (430)            (44)           (401)
Death benefits .........................................         -                -               -               -
Policy loans (net of repayments) (note 5) ..............    (1,497)          (9,416)           (289)         (6,242)
Deductions for surrender charges (note 2d) .............        (1)              (5)             (1)             (5)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (61,633)        (463,310)        (58,099)       (217,638)
Deductions for asset charges (note 3) ..................    (1,748)         (16,396)         (1,734)         (7,304)
                                                         ---------       ----------       ---------       ---------
    Net equity transactions ............................ 1,200,545       12,916,783       1,391,069       5,355,669
                                                         ---------       ----------       ---------       ---------

Net change in contract owners' equity .................. 1,371,928       14,374,570       1,548,425       5,769,362
Contract owners' equity beginning of period ............         -                -               -               -
                                                         ---------       ----------       ---------       ---------
Contract owners' equity end of period .................. 1,371,928       14,374,570       1,548,425       5,769,362
                                                         =========       ==========       =========       =========

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                FidVIPGr        FidVIPHI        FidVIPOv       FidVIPCon
                                                                --------        --------        --------       ---------
Investment activity:
Reinvested dividends .................................... $            -               -               -               -
Mortality and expense charges (note 3) ..................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------
  Net investment income .................................           (249)           (245)            (75)           (330)
                                                          --------------       ---------       ---------       ---------

Proceeds from mutual fund shares sold ...................        759,197         848,212         528,529         974,276
Cost of mutual fund shares sold .........................       (750,697)       (901,996)       (553,402)       (947,452)
                                                          --------------       ---------       ---------       ---------
  Realized gain (loss) on investments ...................          8,500         (53,784)        (24,873)         26,824
Change in unrealized gain (loss) on investments .........        480,684          37,295          68,313         648,413
                                                          --------------       ---------       ---------       ---------
  Net gain (loss) on investments ........................        489,184         (16,489)         43,440         675,237
                                                          --------------       ---------       ---------       ---------
Reinvested capital gains ................................              -               -               -               -
                                                          --------------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        488,935         (16,734)         43,365         674,907
                                                          --------------       ---------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................        742,777         685,592         233,314       1,117,315
Transfers between funds .................................      2,489,085       2,964,332         835,812       3,133,469
Surrenders ..............................................         (1,445)              -             (16)           (165)
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............         (5,968)         (1,581)         (1,574)         (2,052)
Deductions for surrender charges (note 2d) ..............            (17)              -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................       (140,842)       (103,400)        (34,849)       (173,162)
Deductions for asset charges (note 3) ...................         (4,630)         (3,733)         (1,337)         (5,764)
                                                          --------------       ---------       ---------       ---------
    Net equity transactions .............................      3,078,960       3,541,210       1,031,350       4,069,639
                                                          --------------       ---------       ---------       ---------

Net change in contract owners' equity ...................      3,567,895       3,524,476       1,074,715       4,744,546
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------       ---------       ---------
Contract owners' equity end of period ................... $    3,567,895       3,524,476       1,074,715       4,744,546
                                                          ==============       =========       =========       =========

                                                           FidVIPGrOp        VKMSEmMkt         NSATBal       NSATCapAp
                                                           ----------        ---------         -------       ---------
Investment activity:
Reinvested dividends ....................................           -           18,594           9,854          14,834
Mortality and expense charges (note 3) ..................        (168)             (11)            (51)           (440)
                                                            ---------          -------         -------       ---------
  Net investment income .................................        (168)          18,583           9,803          14,394
                                                            ---------          -------         -------       ---------

Proceeds from mutual fund shares sold ...................     309,151          268,442         316,297         703,904
Cost of mutual fund shares sold .........................    (296,203)        (301,322)       (315,924)       (686,965)
                                                            ---------          -------         -------       ---------
  Realized gain (loss) on investments ...................      12,948          (32,880)            373          16,939
Change in unrealized gain (loss) on investments .........     262,800           (7,323)         22,806         469,266
                                                            ---------          -------         -------       ---------
  Net gain (loss) on investments ........................     275,748          (40,203)         23,179         486,205
                                                            ---------          -------         -------       ---------
Reinvested capital gains ................................           -                -           2,184         174,093
                                                            ---------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     275,580          (21,620)         35,166         674,692
                                                            ---------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     584,874           41,423          87,905       1,531,297
Transfers between funds .................................   1,646,479          144,407         640,480       4,379,971
Surrenders ..............................................         (36)               -               -            (118)
Death benefits ..........................................           -                -               -               -
Policy loans (net of repayments) (note 5) ...............          29                -          (2,200)            731
Deductions for surrender charges (note 2d) ..............           -                -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................     (84,140)          (6,534)        (28,998)       (265,208)
Deductions for asset charges (note 3) ...................      (3,172)            (166)           (914)         (7,790)
                                                            ---------          -------         -------       ---------
    Net equity transactions .............................   2,144,034          179,130         696,273       5,638,882
                                                            ---------          -------         -------       ---------

Net change in contract owners' equity ...................   2,419,614          157,510         731,439       6,313,574
Contract owners' equity beginning of period .............           -                -               -               -
                                                            ---------          -------         -------       ---------
Contract owners' equity end of period ...................   2,419,614          157,510         731,439       6,313,574
                                                            =========          =======         =======       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                               NSATEqInc      NSATGlobEq       NSATGvtBd      NSATHIncBd
                                                               ---------      ----------       ---------      ----------
Investment activity:
Reinvested dividends ...................................  $          896           1,950          83,382          22,707
Mortality and expense charges (note 3) .................             (17)            (34)           (327)            (68)
                                                          --------------         -------       ---------         -------
  Net investment income ................................             879           1,916          83,055          22,639
                                                          --------------         -------       ---------         -------

Proceeds from mutual fund shares sold ..................          18,085          57,978       1,043,507         206,929
Cost of mutual fund shares sold ........................         (17,928)        (57,852)     (1,033,771)       (213,860)
                                                          --------------         -------       ---------         -------
  Realized gain (loss) on investments ..................             157             126           9,736          (6,931)
Change in unrealized gain (loss) on investments ........          15,021          38,188         (84,436)          7,941
                                                          --------------         -------       ---------         -------
  Net gain (loss) on investments .......................          15,178          38,314         (74,700)          1,010
                                                          --------------         -------       ---------         -------
Reinvested capital gains ...............................           2,636           3,213          22,403               -
                                                          --------------         -------       ---------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................          18,693          43,443          30,758          23,649
                                                          --------------         -------       ---------         -------
Equity transactions:
  Purchase payments received from
    contract owners ....................................          28,736          96,340         480,508         116,422
  Transfers between funds ..............................         202,838         374,760       4,241,272         850,224
  Surrenders ...........................................               -             (20)            (58)              -
  Death benefits .......................................               -               -               -               -
  Policy loans (net of repayments) (note 5) ............               -            (199)           (822)              -
  Deductions for surrender charges (note 2d) ...........               -               -              (1)              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................................          (5,984)        (19,705)        (51,451)        (18,455)
  Deductions for asset charges (note 3) ................            (269)           (621)         (2,298)           (823)
                                                          --------------         -------       ---------         -------
    Net equity transactions ............................         225,321         450,555       4,667,150         947,368
                                                          --------------         -------       ---------         -------

Net change in contract owners' equity ..................         244,014         493,998       4,697,908         971,017
Contract owners' equity beginning of period ............               -               -               -               -
                                                          --------------         -------       ---------         -------
Contract owners' equity end of period ..................  $      244,014         493,998       4,697,908         971,017
                                                          ==============         =======       =========         =======

                                                            NSATMyMkt       NSATMSecBd      NSATMidCap      NSATSmCapV
                                                            ---------       ----------      ----------      ----------
Investment activity:
Reinvested dividends ...................................      506,347           20,456             782               -
Mortality and expense charges (note 3) .................       (1,751)             (64)            (21)            (72)
                                                           ----------          -------         -------       ---------
  Net investment income ................................      504,596           20,392             761             (72)
                                                           ----------          -------         -------       ---------

Proceeds from mutual fund shares sold ..................   44,230,768          678,560          48,915         119,432
Cost of mutual fund shares sold ........................  (44,230,768)        (682,489)        (51,817)       (127,976)
                                                           ----------          -------         -------       ---------
  Realized gain (loss) on investments ..................            -           (3,929)         (2,902)         (8,544)
Change in unrealized gain (loss) on investments ........            -              781          29,815         118,603
                                                           ----------          -------         -------       ---------
  Net gain (loss) on investments .......................            -           (3,148)         26,913         110,059
                                                           ----------          -------         -------       ---------
Reinvested capital gains ...............................            -              691               -               -
                                                           ----------          -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................      504,596           17,935          27,674         109,987
                                                           ----------          -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners ......................................   88,272,542          238,773          38,598         186,610
Transfers between funds ................................  (60,507,727)         687,922         239,349         774,453
Surrenders .............................................     (201,196)               -               -               -
Death benefits .........................................            -                -               -               -
Policy loans (net of repayments) (note 5) ..............   (1,000,116)            (427)              -          (2,782)
Deductions for surrender charges (note 2d) .............       (2,354)               -               -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ....................................   (1,866,745)         (20,588)         (6,590)        (34,791)
Deductions for asset charges (note 3) ..................      (63,919)          (1,082)           (314)         (1,140)
                                                           ----------          -------         -------       ---------
    Net equity transactions ............................   24,630,485          904,598         271,043         922,350
                                                           ----------          -------         -------       ---------

Net change in contract owners' equity ..................   25,135,081          922,533         298,717       1,032,337
Contract owners' equity beginning of period ............            -                -               -               -
                                                           ----------          -------         -------       ---------
Contract owners' equity end of period ..................   25,135,081          922,533         298,717       1,032,337
                                                           ==========          =======         =======       =========

                       NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
         For the Period February 18, 1998 (commencement of operations)
                           Through December 31, 1998

                                                                NSATSmCo      NSATStrGro      NSATStrVal       NSATTotRe
                                                                --------      ----------      ----------       ---------
Investment activity:
Reinvested dividends ..................................   $            -               -           1,052          27,487
Mortality and expense charges (note 3)                              (112)            (30)            (24)           (578)
                                                          --------------         -------         -------       ---------
  Net investment income ...............................             (112)            (30)          1,028          26,909
                                                          --------------         -------         -------       ---------

Proceeds from mutual fund shares sold .................          303,745         150,535          81,326       1,201,208
Cost of mutual fund shares sold .......................         (310,124)       (150,564)        (89,165)     (1,222,228)
                                                          --------------         -------         -------       ---------
  Realized gain (loss) on investments .................           (6,379)            (29)         (7,839)        (21,020)
Change in unrealized gain (loss) on investments .......          132,974          48,847          43,881         283,836
                                                          --------------         -------         -------       ---------
  Net gain (loss) on investments ......................          126,595          48,818          36,042         262,816
                                                          --------------         -------         -------       ---------
Reinvested capital gains ..............................                -               -               -         321,440
                                                          --------------         -------         -------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................          126,483          48,788          37,070         611,165
                                                          --------------         -------         -------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................          360,233         106,807          26,097       2,620,309
Transfers between funds ...............................        1,192,844         294,315         290,790       5,463,668
Surrenders ............................................              (43)              -               -             (81)
Death benefits ........................................                -               -               -               -
Policy loans (net of repayments) (note 5) .............           (2,442)           (514)            368          (4,594)
Deductions for surrender charges (note 2d) ............               (1)              -               -              (1)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................          (64,333)        (20,594)         (7,966)       (385,652)
Deductions for asset charges (note 3) .................           (2,292)           (715)           (385)        (10,992)
                                                          --------------         -------         -------       ---------
    Net equity transactions ...........................        1,483,966         379,299         308,904       7,682,657
                                                          --------------         -------         -------       ---------

Net change in contract owners' equity .................        1,610,449         428,087         345,974       8,293,822
Contract owners' equity beginning of period ...........                -               -               -               -
                                                          --------------         -------         -------       ---------
Contract owners' equity end of period .................   $    1,610,449         428,087         345,974       8,293,822
                                                          ==============         =======         =======       =========

                                                         NBAMTGuard        NBAMTMCGr       NBAMTPart       OppAggGro
                                                         ----------        ---------       ---------       ---------
Investment activity:
Reinvested dividends ..................................           -                -             114              26
Mortality and expense charges (note 3) ................         (83)             (52)           (290)            (80)
                                                          ---------          -------       ---------       ---------
  Net investment income ...............................         (83)             (52)           (176)            (54)
                                                          ---------          -------       ---------       ---------

Proceeds from mutual fund shares sold .................     117,578          140,913         862,257         120,154
Cost of mutual fund shares sold .......................    (123,077)        (137,009)       (875,740)       (118,908)
                                                          ---------          -------       ---------       ---------
  Realized gain (loss) on investments .................      (5,499)           3,904         (13,483)          1,246
Change in unrealized gain (loss) on investments .......      82,886          176,285         255,133         155,404
                                                          ---------          -------       ---------       ---------
  Net gain (loss) on investments ......................      77,387          180,189         241,650         156,650
                                                          ---------          -------       ---------       ---------
Reinvested capital gains ..............................           -                -           3,599             270
                                                          ---------          -------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................      77,304          180,137         245,073         156,866
                                                          ---------          -------       ---------       ---------
Equity transactions:
Purchase payments received from
  contract owners .....................................     246,176           57,715         831,946         298,181
Transfers between funds ...............................     891,240          560,630       3,231,525         753,401
Surrenders ............................................          (2)             (20)            (16)           (318)
Death benefits ........................................           -                -               -               -
Policy loans (net of repayments) (note 5) .............        (318)            (140)           (174)         (2,146)
Deductions for surrender charges (note 2d) ............           -                -               -              (4)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) ...................................     (17,719)         (55,646)       (144,625)        (60,958)
Deductions for asset charges (note 3) .................        (807)          (1,530)         (5,414)         (1,492)
                                                          ---------          -------       ---------       ---------
    Net equity transactions ...........................   1,118,570          561,009       3,913,242         986,664
                                                          ---------          -------       ---------       ---------

Net change in contract owners' equity .................   1,195,874          741,146       4,158,315       1,143,530
Contract owners' equity beginning of period ...........           -                -               -               -
                                                          ---------          -------       ---------       ---------
Contract owners' equity end of period .................   1,195,874          741,146       4,158,315       1,143,530
                                                          =========          =======       =========       =========


                                                                     (Continued)

                      NATIONWIDE VLI SEPARATE ACCOUNT - 4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
     For the Period February 18, 1998 (commencement of operations) Through
                               December 31, 1998

                                                                  OppGro        OppGrInc      VEWrldEMkt       VEWrldHAs
                                                                  ------        --------      ----------       ---------
Investment activity:
Reinvested dividends .................................... $            8              29               -               -
Mortality and expense charges (note 3) ..................           (142)           (113)            (20)            (11)
                                                          --------------       ---------         -------         -------
  Net investment income .................................           (134)            (84)            (20)            (11)
                                                          --------------       ---------         -------         -------

Proceeds from mutual fund shares sold ...................        412,555         698,919          70,482          46,572
Cost of mutual fund shares sold .........................       (391,820)       (718,580)        (84,625)        (49,623)
                                                          --------------       ---------         -------         -------
  Realized gain (loss) on investments ...................         20,735         (19,661)        (14,143)         (3,051)
Change in unrealized gain (loss) on investments .........        255,097          80,325          18,347          (2,102)
                                                          --------------       ---------         -------         -------
  Net gain (loss) on investments ........................        275,832          60,664           4,204          (5,153)
                                                          --------------       ---------         -------         -------
Reinvested capital gains ................................            101             645               -               -
                                                          --------------       ---------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................        275,799          61,225           4,184          (5,164)
                                                          --------------       ---------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................        522,163         284,513          90,144          23,363
Transfers between funds .................................      1,352,464       1,343,627         207,921         144,721
Surrenders ..............................................           (369)           (418)              -               -
Death benefits ..........................................              -               -               -               -
Policy loans (net of repayments) (note 5) ...............        (10,091)        (16,228)            410             235
Deductions for surrender charges (note 2d) ..............             (4)             (5)              -               -
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................        (91,465)        (43,383)        (13,062)         (8,707)
Deductions for asset charges (note 3) ...................         (3,006)         (1,749)           (402)           (203)
                                                          --------------       ---------         -------         -------
    Net equity transactions .............................      1,769,692       1,566,357         285,011         159,409
                                                          --------------       ---------         -------         -------

Net change in contract owners' equity ...................      2,045,491       1,627,582         289,195         154,245
Contract owners' equity beginning of period .............              -               -               -               -
                                                          --------------       ---------         -------         -------
Contract owners' equity end of period ................... $    2,045,491       1,627,582         289,195         154,245
                                                          ==============       =========         =======         =======

                                                           VKMSRESec          WPGrInc         WPIntEq       WPPVenCap
                                                           ---------          -------         -------       ---------
Investment activity:
Reinvested dividends ....................................         34            4,521           2,873               -
Mortality and expense charges (note 3) ..................        (50)             (50)            (42)            (13)
                                                             -------          -------         -------         -------
  Net investment income .................................        (16)           4,471           2,831             (13)
                                                             -------          -------         -------         -------

Proceeds from mutual fund shares sold ...................    357,742          345,457         277,515          87,326
Cost of mutual fund shares sold .........................   (388,797)        (337,050)       (301,573)        (89,432)
                                                             -------          -------         -------         -------
  Realized gain (loss) on investments ...................    (31,055)           8,407         (24,058)         (2,106)
Change in unrealized gain (loss) on investments .........     27,306            5,870          30,323          29,961
                                                             -------          -------         -------         -------
  Net gain (loss) on investments ........................     (3,749)          14,277           6,265          27,855
                                                             -------          -------         -------         -------
Reinvested capital gains ................................        339                -               -               -
                                                             -------          -------         -------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (3,426)          18,748           9,096          27,842
                                                             -------          -------         -------         -------
Equity transactions:
Purchase payments received from
  contract owners .......................................    233,023           76,711         114,374          48,012
Transfers between funds .................................    517,845          655,643         495,343         118,060
Surrenders ..............................................          -                -               -            (163)
Death benefits ..........................................          -                -               -               -
Policy loans (net of repayments) (note 5) ...............       (834)         (17,477)           (891)            404
Deductions for surrender charges (note 2d) ..............          -                -               -              (2)
Redemptions to pay cost of insurance
  charges and administration charges
  (notes 2b and 2c) .....................................    (28,277)         (13,090)        (19,101)         (7,797)
Deductions for asset charges (note 3) ...................     (1,214)            (607)           (798)           (258)
                                                             -------          -------         -------         -------
    Net equity transactions .............................    720,543          701,180         588,927         158,256
                                                             -------          -------         -------         -------

Net change in contract owners' equity ...................    717,117          719,928         598,023         186,098
Contract owners' equity beginning of period .............          -                -               -               -
                                                             -------          -------         -------         -------
Contract owners' equity end of period                        717,117          719,928         598,023         186,098
 ........................................................    =======          =======         =======         =======


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment
                Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate
                 Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.


         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For America's FUTURE Life Series, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. On a current basis this rate will be 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account. There were no death benefits paid in the current year.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                                                                                         PERIOD
   Contract owners' equity represented by:                           UNITS              UNIT VALUE                       RETURN*
                                                                   ---------           -----------                       -------
      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth                              97,382             $ 12.686493       $ 1,235,436       27%
         American Century VP - American
            Century VP International                               206,063               11.875895         2,447,183       19%
         American Century VP - American
            Century VP Value                                        59,424               10.481205           622,835        5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                      105,696               12.938078         1,367,503       29%
         Dreyfus Stock Index Fund                                1,025,141               12.821142        13,143,478       28%
         Dreyfus VIF -
            Capital Appreciation Portfolio                         110,355               13.021619         1,437,001       30%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                          511,915               11.154137         5,709,970       12%
         Fidelity VIP - Growth Portfolio -
            Service Class                                          255,829               13.937692         3,565,666       39%
         Fidelity VIP - High Income Portfolio -
            Service Class                                          368,689                9.557602         3,523,783       (4)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                           92,817               11.263759         1,045,468       13%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                          362,774               12.993755         4,713,796       30%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                              193,229               12.450522         2,405,802       25%
         Morgan Stanley -
            Emerging Markets Debt Portfolio                         21,992                7.162164           157,510      (28)%
         Nationwide SAT - Balanced Fund                             67,360               10.806799           727,946        8%
         Nationwide SAT -
            Capital Appreciation Fund                              485,064               12.996420         6,304,095       30%
         Nationwide SAT - Equity Income Fund                        21,000               11.513398           241,781       15%
         Nationwide SAT - Global Equity Fund                        41,464               11.913908           493,998       19%
         Nationwide SAT - Government Bond Fund                     166,631               10.890820         1,814,748        9%
         Nationwide SAT - High Income Bond Fund                     79,031               10.579676           836,122        6%
         Nationwide SAT - Money Market Fund                      2,000,515               10.527225        21,059,872        5%
         Nationwide SAT - Multi Sector Bond Fund                    74,773               10.260092           767,178        3%
         Nationwide SAT - Select Advisers Mid Cap Fund              26,958               11.080816           298,717       11%
         Nationwide SAT - Small Cap Value Fund                     106,497                9.693575         1,032,337       (3)%
         Nationwide SAT - Small Company Fund                       159,205               10.100944         1,608,121        1%
         Nationwide SAT - Strategic Growth Fund                     36,919               11.459357           423,068       15%


                                                                     (Continued)

         Nationwide SAT - Strategic Value Fund                      34,463               10.038994           345,974        0%
         Nationwide SAT - Total Return Fund                        702,365               11.807411         8,293,112       18%
         Neuberger & Berman AMT -
            Guardian Portfolio                                      55,695               13.166703           733,320       32%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                85,802               13.928381         1,195,083       39%
         Neuberger & Berman AMT -
            Partners Portfolio                                     375,069               10.420882         3,908,550        4%
         Oppenheimer VAF -
            Aggressive Growth Fund                                 100,709               11.236019         1,131,568       12%
         Oppenheimer VAF - Growth Fund                             164,300               12.399968         2,037,315       24%
         Oppenheimer VAF -
            Growth & Income Fund                                   139,668               10.470163         1,462,347        5%
         Van Eck WIT -
            Worldwide Emerging Markets Fund                         43,904                6.586990           289,195      (34)%
         Van Eck WIT -
            Worldwide Hard Assets Fund                              22,344                6.903203           154,245      (31)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio                                    81,141                8.837916           717,117      (12)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               49,891               11.212895           559,423       12%
         Warburg Pincus Trust -
            International Equity Portfolio                          56,767               10.534701           598,023        5%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                          16,634               10.651002           177,169        7%


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
         American Century VP - American
            Century VP International                                 3,234                9.768200            31,590       (2)%
         American Century VP - American
            Century VP Value                                           440                9.374321             4,125       (6)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc.                                          397               11.144998             4,425       11%
         Dreyfus Stock Index Fund                                  111,613               11.030001         1,231,092       10%
         Dreyfus VIF -
            Capital Appreciation Portfolio                          10,106               11.025485           111,424       10%
         Fidelity VIP - Equity-Income Portfolio -
            Service Class                                            5,995                9.906965            59,392       (1)%
         Fidelity VIP - Growth Portfolio -
            Service Class                                              185               12.048634             2,229       20%
         Fidelity VIP - High Income Portfolio -
            Service Class                                               77                9.003329               693      (10)%
         Fidelity VIP - Overseas Portfolio -
            Service Class                                            3,076                9.508092            29,247       (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class                                            2,712               11.338370            30,750       13%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class                                1,228               11.247664            13,812       12%
         Nationwide SAT - Balanced Fund                                349               10.009481             3,493        0%
         Nationwide SAT -
            Capital Appreciation Fund                                  847               11.191056             9,479       12%
         Nationwide SAT - Equity Income Fund                           211               10.581467             2,233        6%
         Nationwide SAT - Government Bond Fund                     270,361               10.664112         2,883,160        7%
         Nationwide SAT - High Income Bond Fund                     13,423               10.049520           134,895        0%
         Nationwide SAT - Money Market Fund                        394,891               10.319833         4,075,209        3%
         Nationwide SAT - Multi Sector Bond Fund                    15,549                9.991296           155,355        0%
         Nationwide SAT - Small Company Fund                           257                9.056852             2,328       (9)%
         Nationwide SAT - Strategic Growth Fund                        477               10.521882             5,019        5%
         Nationwide SAT - Total Return Fund                             70               10.144232               710        1%
         Neuberger & Berman AMT -
            Guardian Portfolio                                         838                9.338993             7,826       (7)%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio                                    70               11.296584               791       13%
         Neuberger & Berman AMT -
            Partners Portfolio                                      26,750                9.337008           249,765       (7)%
         Oppenheimer VAF -
            Aggressive Growth Fund                                   1,235                9.685930            11,962       (3)%
         Oppenheimer VAF - Growth Fund                                 767               10.659314             8,176        7%
         Oppenheimer VAF -
            Growth & Income Fund                                    18,485                8.938847           165,235      (11)%
         Warburg Pincus Trust -
            Growth & Income Portfolio                               16,145                9.941469           160,505       (1)%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio                             985                9.065227             8,929       (9)%
                                                                   =======               =========     -------------
                                                                                                       $ 107,989,704
                                                                                                       =============


* This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized and does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

                         PART I - FINANCIAL INFORMATION

ITEM 1         UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)


                        Consolidated Statements of Income
                                   (Unaudited)
                                  (in millions)

                                                                         THREE MONTHS ENDED            NINE MONTHS ENDED
                                                                           SEPTEMBER 30,                 SEPTEMBER 30,
                                                                     ---------------------------   ---------------------------
                                                                         1999          1998            1999          1998
                                                                     ------------- -------------   ------------- -------------

REVENUES
  Policy charges                                                        $ 231.7       $ 180.6       $   656.0     $   514.6
  Life insurance premiums                                                  51.5          48.4           153.9         153.6
  Net investment income                                                   379.2         374.8         1,114.6       1,106.3
  Realized gains (losses) on investments                                    6.2           5.6            (7.5)         27.2
  Other                                                                    26.6          17.6            66.5          48.7
                                                                     ------------- -------------   ------------- -------------
                                                                          695.2         627.0         1,983.5       1,850.4
                                                                     ------------- -------------   ------------- -------------

BENEFITS AND EXPENSES
  Interest credited to policyholder account balances                      272.4         269.0           803.6         795.6
  Other benefits and claims                                                51.7          47.5           146.5         134.4
  Policyholder dividends on participating policies                          8.7           8.6            30.5          30.9
  Amortization of deferred policy acquisition costs                        68.6          57.5           196.1         159.3
  Other operating expenses                                                120.2         106.1           333.5         314.8
                                                                     ------------- -------------   ------------- -------------
                                                                          521.6         488.7         1,510.2       1,435.0
                                                                     ------------- -------------   ------------- -------------

  Income before federal income tax expense                                173.6         138.3           473.3         415.4
Federal income tax expense                                                 58.4          46.5           158.8         141.7
                                                                     ------------- -------------   ------------- -------------
  Net income                                                          $   115.2      $   91.8       $   314.5     $   273.7
                                                                     ============= =============   ============= =============

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                           Consolidated Balance Sheets
                     (in millions, except per share amounts)


                                                                                           (UNAUDITED)
                                                                                          SEPTEMBER 30,       DECEMBER 31,
ASSETS                                                                                         1999               1998
                                                                                        ------------------- ------------------
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $14,941.6 in 1999; $13,721.3 in 1998)                  $ 15,022.2          $ 14,245.1
      Equity securities (cost $81.7 in 1999; $110.4 in 1998)                                      102.7               127.2
   Mortgage loans on real estate, net                                                           5,613.9             5,328.4
   Real estate, net                                                                               250.4               243.6
   Policy loans                                                                                   505.4               464.3
   Other long-term investments                                                                     77.6                44.0
   Short-term investments                                                                         409.0               289.1
                                                                                        ------------------- ------------------
                                                                                               21,981.2            20,741.7
                                                                                        ------------------- ------------------

Cash                                                                                               21.3                 3.4
Accrued investment income                                                                         248.3               218.7
Deferred policy acquisition costs                                                               2,416.6             2,022.2
Other assets                                                                                      385.7               420.3
Assets held in separate accounts                                                               57,249.6            50,935.8
                                                                                        ------------------- ------------------
                                                                                             $ 82,302.7          $ 74,342.1
                                                                                        =================== ==================

LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                            $ 21,455.6          $ 19,767.1
Other liabilities                                                                                 796.3               866.1
Liabilities related to separate accounts                                                       57,249.6            50,935.8
                                                                                        ------------------- ------------------
                                                                                               79,501.5            71,569.0
                                                                                        ------------------- ------------------

Shareholder's equity:
  Capital shares, $1 par value.  Authorized 5.0 million shares, issued and
    outstanding 3.8 million shares                                                                  3.8                 3.8
  Additional paid-in capital                                                                      766.1               914.7
  Retained earnings                                                                             1,970.4             1,579.0
  Accumulated other comprehensive income                                                           60.9               275.6
                                                                                        ------------------- ------------------
                                                                                                2,801.2             2,773.1
                                                                                        ------------------- ------------------
                                                                                             $ 82,302.7          $ 74,342.1
                                                                                        =================== ==================


See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                 Consolidated Statements of Shareholder's Equity
                                   (Unaudited)
                  Nine Months Ended September 30, 1999 and 1998
                                  (in millions)


                                                                                             ACCUMULATED
                                                             ADDITIONAL                         OTHER             TOTAL
                                                  COMMON      PAID-IN        RETAINED       COMPREHENSIVE     SHAREHOLDER'S
                                                  STOCK       CAPITAL        EARNINGS           INCOME            EQUITY
                                                ----------- ------------- --------------- ----------------- ------------------
BALANCE, JANUARY 1, 1998                            $ 3.8      $ 914.7       $ 1,312.3          $ 247.1          $ 2,477.9
Comprehensive income:
  Net income                                          -            -             273.7              -                273.7
  Net unrealized gains on securities
   available-for-sale arising during the period       -            -               -              126.0              126.0
                                                                                                             -----------------
Total comprehensive income                                                                                           399.7
                                                                                                             -----------------
Dividends to shareholder                              -            -            (100.0)             -               (100.0)
                                                =========== ============= =============== ====================================
BALANCE, SEPTEMBER 30, 1998                         $ 3.8      $ 914.7       $ 1,486.0          $ 373.1          $ 2,777.6
                                                =========== ============= =============== ====================================




BALANCE, JANUARY 1, 1999                            $ 3.8      $ 914.7       $ 1,579.0          $ 275.6          $ 2,773.1
Comprehensive income:
  Net income                                          -            -             314.5              -                314.5
  Net unrealized losses on securities
   available-for-sale arising during the period       -            -               -             (238.2)            (238.2)
                                                                                                             -----------------
Total comprehensive income                                                                                            76.3
                                                                                                             -----------------
Capital contribution                                  -           26.4            87.9             23.5              137.8
Dividends to shareholder                              -         (175.0)          (11.0)             -               (186.0)
                                                =========== ============= =============== ====================================
BALANCE, SEPTEMBER 30, 1999                         $ 3.8      $ 766.1       $ 1,970.4          $  60.9          $ 2,801.2
                                                =========== ============= =============== ====================================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                  Nine Months Ended September 30, 1999 and 1998
                                  (in millions)


                                                                                                  1999              1998
                                                                                             ---------------  ----------------
  CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                                                  $     314.5      $     273.7
  Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to policyholder account balances                                              803.6            795.6
    Capitalization of deferred policy acquisition costs                                            (481.6)          (437.5)
    Amortization of deferred policy acquisition costs                                               196.1            159.3
    Amortization and depreciation                                                                     3.3             (6.0)
    Realized losses (gains) on investments, net                                                       7.5            (27.2)
    Increase in accrued investment income                                                           (17.6)           (17.6)
    Decrease in other assets                                                                         38.6             35.8
    Decrease in policy liabilities                                                                  (17.1)           (10.4)
    Increase (decrease) in other liabilities                                                         39.1           (170.5)
    Other, net                                                                                       (0.6)            (8.3)
                                                                                             ---------------  ----------------
      Net cash provided by operating activities                                                     885.8            586.9
                                                                                             ---------------  ----------------

  CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from maturity of securities available-for-sale                                         1,681.9          1,097.7
  Proceeds from sale of securities available-for-sale                                               336.1            550.6
  Proceeds from repayments of mortgage loans on real estate                                         350.0            546.7
  Proceeds from sale of real estate                                                                   5.7             74.6
  Proceeds from repayments of policy loans and sale of other invested assets                         23.7             21.1
  Cost of securities available-for-sale acquired                                                 (2,479.9)        (2,181.6)
  Cost of mortgage loans on real estate acquired                                                   (452.2)          (556.4)
  Cost of real estate acquired                                                                      (11.1)            (0.5)
  Short-term investments, net                                                                       (20.5)            93.8
  Other, net                                                                                        (84.3)           (51.9)
                                                                                             ---------------  ----------------
      Net cash used in investing activities                                                        (650.6)          (405.9)
                                                                                             ---------------  ----------------

  CASH FLOWS FROM FINANCING ACTIVITIES
  Cash dividends paid                                                                              (188.5)          (100.0)
  Increase in investment product and universal life insurance product
    account balances                                                                              2,690.9          1,808.5
  Decrease in investment product and universal life insurance product
    account balances                                                                             (2,719.7)        (2,061.6)
                                                                                             ---------------  ----------------
      Net cash used in financing activities                                                        (217.3)          (353.1)
                                                                                             ---------------  ----------------

  Net increase (decrease) in cash                                                                    17.9           (172.1)

  Cash, beginning of period                                                                           3.4            175.6
                                                                                             ---------------  ----------------
  Cash, end of period                                                                        $       21.3      $       3.5
                                                                                             ===============  ================

See accompanying notes to unaudited consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)
              Notes to Unaudited Consolidated Financial Statements
                      Nine Months Ended September 30, 1999


(1)      Basis of Presentation
         ---------------------

         The accompanying unaudited consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (NLIC or collectively the Company) have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities, for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. The financial information included herein reflects all adjustments (all of which are normal and recurring in nature) which are, in the opinion of management, necessary for a fair presentation of financial position and results of operations. Operating results for all periods presented are not necessarily indicative of the results that may be expected for the full year. All significant intercompany balances and transactions have been eliminated. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 1998 included in the Company's annual report on Form 10-K.

(2)      Recently Issued Accounting Standards
         ------------------------------------

         In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position
         (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for the quarter ended September 30, 1999 by $2.8 million and by $6.1 million for the first nine months of 1999.

         In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

(3)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income (Loss) is unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts are as follows:

                                                                   THREE MONTHS ENDED   NINE MONTHS ENDED
           (in millions)                                              SEPTEMBER 30,       SEPTEMBER 30,
           -----------------------------------------------------------------------------------------------
                                                                    1999       1998       1999       1998
                                                                  -------    -------    -------    -------

           Unrealized (losses) gains on securities
             available-for-sale arising
              during the period:
                Gross                                             $ (91.6)   $ 266.5    $(487.9)   $ 273.6
                Adjustment to deferred policy acquisition costs      15.3      (73.7)     108.7      (72.8)
                Related federal income tax benefit (expense)         29.9      (67.4)     132.5      (70.2)
                                                                  -------    -------    -------    -------
                     Net                                            (46.4)     125.4     (246.7)     130.6
                                                                  -------    -------    -------    -------

           Reclassification adjustment for net (gains) losses
             on securities available-for-sale realized during
             the period:                                             (2.0)      (3.5)      13.0       (7.0)
                Gross Related federal income tax expense (benefit)    0.8        1.2       (4.5)       2.4
                                                                  -------    -------    -------    -------
                     Net                                             (1.2)      (2.3)       8.5       (4.6)
                                                                  -------    -------    -------    -------

           Total Other Comprehensive (Loss) Income                $ (47.6)   $ 123.1    $(238.2)   $ 126.0
                                                                  =======    =======    =======    =======

(4)      Segment Disclosures
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenues and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment adviser subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During first quarter 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the three months ended September 30, 1999 and 1998.

                                      VARIABLE      FIXED         LIFE       CORPORATE
(IN MILLIONS)                         ANNUITIES    ANNUITIES    INSURANCE    AND OTHER      TOTAL
---------------------------------    ----------    ---------    ---------   -----------   ---------
1999
Operating revenue (1)                  $ 159.4      $ 292.1      $ 162.5      $  75.0      $ 689.0
Benefits and expenses                     86.3        248.1        130.7         56.5        521.6
                                       -------      -------      -------      -------      -------
  Operating income before federal
    income tax                            73.1         44.0         31.8         18.5        167.4
Realized gains on investments             --           --           --            6.2          6.2
                                       -------      -------      -------      -------      -------
Consolidated income before
  federal income tax                   $  73.1      $  44.0      $  31.8      $  24.7      $ 173.6
                                       =======      =======      =======      =======      =======

1998
Operating revenue (1)                  $ 128.6      $ 289.5      $ 140.8      $  62.5      $ 621.4
Benefits and expenses                     73.5        245.7        117.9         51.6        488.7
                                       -------      -------      -------      -------      -------
  Operating income before federal
    income tax                            55.1         43.8         22.9         10.9        132.7
Realized gains on investments             --           --           --            5.6          5.6
                                       -------      -------      -------      -------      -------
Consolidated income before
  federal income tax                   $  55.1      $  43.8      $  22.9      $  16.5      $ 138.3
                                       =======      =======      =======      =======      =======
------------

(1)      Excludes realized gains and losses on investments.

         The following table summarizes the financial results of the Company's business segments for the nine months ended September 30, 1999 and 1998.

                                        VARIABLE         FIXED            LIFE         CORPORATE
(in millions)                          ANNUITIES        ANNUITIES       INSURANCE       AND OTHER          TOTAL
------------------------------------   -----------     ----------      ----------      ----------       ----------
1999
Operating revenue (1)                  $    457.7      $    866.0      $    466.9      $    200.4       $  1,991.0
Benefits and expenses                       247.4           733.2           376.8           152.8          1,510.2
                                       ----------      ----------      ----------      ----------       ----------
  Operating income before federal
    income tax                              210.3           132.8            90.1            47.6            480.8
Realized losses on investments               --              --              --              (7.5)            (7.5)
                                       ----------      ----------      ----------      ----------       ----------
Consolidated income before
  federal income tax                   $    210.3      $    132.8      $     90.1      $     40.1       $    473.3
                                       ----------      ----------      ----------      ----------       ----------

Assets as of period end                $ 53,475.8      $ 16,682.4      $  6,018.2      $  6,126.3       $ 82,302.7
                                       ==========      ==========      ==========      ==========       ==========

1998
Operating revenue (1)                  $    370.9      $    865.0      $    402.2      $    185.1       $  1,823.2
Benefits and expenses                       210.8           733.1           337.7           153.4          1,435.0
                                       ----------      ----------      ----------      ----------       ----------
  Operating income before federal
    income tax                              160.1           131.9            64.5            31.7            388.2
Realized gains on investments                --              --              --              27.2             27.2
                                       ----------      ----------      ----------      ----------       ----------
Consolidated income before
  federal income tax                   $    160.1      $    131.9      $     64.5      $     58.9       $    415.4
                                       ----------      ----------      ----------      ----------       ----------

Assets as of period end                $ 40,020.7      $ 14,675.0      $  4,857.7      $  5,921.8       $ 65,475.2
                                       ==========      ==========      ==========      ==========       ==========
----------
(1)      Excludes realized gains and losses on investments.

(5)      Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. The Company intends to defend this lawsuit vigorously.

(6)      Transactions with Affiliates
         ----------------------------

         During second quarter 1999, NLIC entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In August 1999, NLIC paid a dividend of $175.0 million to its parent company, Nationwide Financial Services, Inc.
         (NFS). NFS used $120.8 million of the dividend to purchase ELOW in September 1999 and immediately merged ELOW into NLIC, terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to a pooling-of-interests; however, prior period financial statements were not restated due to immateriality. The net assets of ELOW on the purchase date of $137.8 million are reflected as a capital contribution to shareholder's equity. The reinsurance and merger combined contributed $1.46 million to year to date net income.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 3 comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 119 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.



The following exhibits required by Forms N-8B-2 and S-6:


1. Power of Attorney dated April 1, 1999                   Attached hereto.

2. Resolution of the Depositor's Board of Directors        Included with the Registration Statement on Form N-
   authorizing the establishment of the Registrant,        8B-2 for the Nationwide VLI Separate Account-2 (File
   adopted                                                 No. 811-5311), and is hereby incorporated by
                                                           reference.

3. Distribution Contracts                                  Underwriting or Distribution of contracts between the
                                                           Registrant and Principal Underwriter - Filed
                                                           previously in connection with Registration Statement
                                                           (SEC File No. 33-86408) on November 14, 1994 and
                                                           hereby incorporated by reference.

4. Form of Security                                        Included with the Registration Statement on Form S-6
                                                           for the Nationwide VLI Separate Account-2 ('33 Act
                                                           File No. 33-63179, '40 Act File No. 811-5311).

5. Articles of Incorporation of Depositor                  Included with the Registration Statement on Form
                                                           N-8B-2 for the Nationwide VLI Separate Account-2
                                                           (File No. 811-5311), and is hereby incorporated by
                                                           reference.


6. Application Form of Security                            Attached hereto.


7. Opinion of Counsel                                      Included with the Registration Statement on Form
                                                           N-8B-2 for the Nationwide VLI Separate Account-4 ('33
                                                           Act File No. 333-52617, '40 Act File No. 811-8301).


REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


(f) Nationwide represents that the fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account - 4, has caused this Post-Effective Amendment No. 3 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of December, 1999.


                                NATIONWIDE VLI SEPARATE ACCOUNT-4
                                ------------------------------------------------
                                           (Registrant)
(Seal)                          NATIONWIDE LIFE INSURANCE COMPANY
Attest:                         ------------------------------------------------
                                             (Sponsor)


GLENN W. SODEN                  By:                JOSEPH P. RATH
--------------                  ------------------------------------------------
Glenn W. Soden                                     Joseph P. Rath
Assistant Secretary               Vice President - Product and Market Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities indicated on the 22nd day of December, 1999.



               SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

Willard J. Engel                                       Director
----------------------------------------
Willard J. Engel

Fred C. Finney                                         Director
----------------------------------------
Fred C. Finney

Joseph J. Gasper                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director

Dimon R. MCFerson                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director

David O. Miller                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director

Yvonne L. Montgomery                                   Director
----------------------------------------
Yvonne L. Montgomery

Robert A. Oakley                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer

Ralph m. paige                                         Director
----------------------------------------
Ralph M. Paige

James F. Patterson                                     Director
----------------------------------------
James F. Patterson

Arden L. Shisler                                       Director                         By /s/ JOSEPH P. RATH
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                           Joseph P. Rath

Robert L. Stewart                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart

Nancy C. Thomas                                        Director
----------------------------------------
Nancy C. Thomas
